                          VAN KAMPEN AMERICAN CAPITAL

                               GLOBAL EQUITY FUND

                                 Annual Report
                                  May 31, 1998

               A Wealth of Knowledge - A Knowledge of Wealth(sm)
                           VAN KAMPEN AMERICAN CAPITAL

                 Table of Contents

Letter to Shareholders                                        1
Performance Results                                           4
Putting Your Fund's Performance in Perspective                5
Portfolio Management Review                                   6
Portfolio of Investments                                      8
Statement of Assets and Liabilities                          31
Statement of Operations                                      32
Statement of Changes in Net Assets                           33
Financial Highlights                                         34
Notes to Financial Statements                                37
Report of Independent Accountants                            42


GE ANR 7/98

                             LETTER TO SHAREHOLDERS

June 26, 1998

Dear Shareholder,

         The recent announcement that the federal government will generate a budget surplus this year for the first time since 1969 gives us pause to reflect on how far the nation's finances have come during the past 15 years. Many Americans can remember the 1970s, when a painful outbreak of inflation undermined investment returns and lowered living standards. Just a few years ago, the federal budget was still nearly $300 billion in the red and the U.S. dollar was weak.
         Today, economic growth is robust, inflation is virtually nonexistent, the job market is healthy, and the dollar is rising around the world. Against this backdrop, stock and bond prices have appreciated considerably since the nation's inflationary fever began to subside more than a decade ago. From a long-term perspective, however, history tells us that the good times will not last forever.
         At Van Kampen American Capital, we are pleased to provide investors with products and tools for all economic climates. As always, we remain vigilant in identifying changes in the investment environment that might affect our fund shareholders. In the meantime, we encourage you to talk to your adviser about how diversification can help your portfolio's long-term performance.

ECONOMIC OVERVIEW
         It was the best of times and the worst of times for the global economy. The United States and Europe each enjoyed strong growth with virtually no inflation. In Asia, however, many economies experienced their first brush with recession in more than a decade while Japan remained mired in a deep and prolonged slump.
         The American economy cruised into the eighth year of a vigorous expansion with no end in sight. Economic growth accelerated during the later stages of the reporting period, with the nationis total output of goods and services growing at a 4.2 percent annualized rate in the first quarter of 1998. Meanwhile, unemployment fell to a 28-year low of 4.3 percent in April. Despite robust growth and low unemployment, inflation remained benign. During the 12 months through May, consumer prices rose by only 1.7 percent. A rising dollar, tepid demand for U.S. goods in Asia, and falling commodity prices offset the inflationary impact of the tight labor market.
         Europe also experienced solid growth with low inflation. However, unemployment in the region remains near double digit rates, a legacy of Europeis traditionally high cost of doing business. In May, the European Monetary Union
(EMU) named its inaugural 11 nations. The near certainty of a common currency (the euro) led to a wave of mergers and acquisitions, particularly in the pharmaceutical and financial industries.
         As the reporting period ended, several Asian economies were struggling in the aftermath of last yearis currency crisis. South Korea, Hong Kong, and Malaysia each showed negative economic growth during the first quarter. With inflation reaching nearly 50 percent, social and political unrest broke out in Indonesia, leading to the resignation of President Suharto. Rising unemployment in South Korea resulted in nationwide strikes. Complicating the regionis problems was the inability of Japan to pull out of a nearly decade-long economic slump. Without help from Japanese consumers, already-struggling Asian economies lose an important export market.

                                    1                      Continued on page two

MARKET OVERVIEW
         Reflecting the wide disparity in global economic conditions, stocks in the United States and Europe soared, while most Asian markets suffered deep losses. In the 12 months through May, the Wilshire 5000 Index of U.S. stocks increased 28.6 percent, while the Dow Jones Europe/Africa Index gained 38.2 percent. During the same period, the Dow Jones Asia/Pacific Index decreased 34.1 percent in U.S. dollar terms, from 108.33 on May 31, 1997 to 74.24 on May 31, 1998.
         European equity markets were led by Portugal and Italy, increasing 84.5 percent and 82.3 percent, respectively, where interest rates fell in anticipation of monetary union. Strength in Europe was broad based, however, with markets in Belgium, Finland, France, Germany, Greece, Ireland, Spain, Switzerland, and the Netherlands each gaining more than 40 percent in dollar terms.
         It was a far different story in Asia, where Indonesia, Malaysia, South Korea, and Thailand each decreased by more than 60 percent during the reporting period. Singapore and the Philippines also lost about 50 percent each, while the huge Hong Kong market fell nearly 44 percent in dollar terms, from $324.98 on May 31, 1997 to $182.12 on May 31, 1998. Most of the decline in Asian markets occurred last fall, as currencies plunged in the wake of the devaluation of the Thai baht. But after the market mounted brief rallies early in 1998, the widespread marking down of economic growth and earnings projections, coupled with social and political unrest, caused a collapse of investor confidence in the region. As the reporting period ended, many Asian markets were trading near 12-month lows.
         Equity markets in Latin America also were negatively affected by fallout from Asia. The Dow Jones Latin America Index decreased 17 percent in dollar terms, from $218.30 on May 31, 1997 to $181.00 on May 31, 1998. Investors worried about economic growth rates and currency values in the region, in part because Latin American companies export industrial commodities and energy products to Asia. Also, the relatively high interest rates required to stabilize Latin American currencies could erode corporate profits.

OUTLOOK
         We remain optimistic about European markets, based on the regionis accelerating growth rate and the introduction of a common currency next year. Also, more European investors are leaving the sanctuary of money market funds in favor of equities as interest rates decline. We are particularly upbeat about stocks in Italy and Spain, as well as the European banking sector in general.
         Our outlook for Asia is guarded. A quick fix to the financial crisis that shook the region last year is not likely to be forthcoming. Instead, a series of meaningful reforms encompassing both the public and private sectors must be undertaken before a lasting recovery can begin. As the reporting period ended, the reforms necessary to set Asian economies on a healthier path had yet to be accomplished.
         In our opinion, economic growth in the United States is likely to slow in coming months as the impact of the Asian crisis becomes more evident. The deflationary effects of Asia will also serve to limit the ability of domestic companies to raise prices. Coupled with rising wages, this loss of pricing power could pinch corporate profit margins in coming months. With equities already trading at record valuations, we are cautious about the ability of U.S.
stocks to produce a significant rally from current levels.
         Additional details about your Fund, including a question-and-answer section with your portfolio management team, are provided in this report. As always, we are pleased to have the opportunity to serve you and your family through our diverse selection of quality investments.


                                 2                       Continued on page three

FUND MERGER
On June 4, 1998, shareholders approved the reorganization of the Van Kampen American Capital Global Equity Fund into the Morgan Stanley Global Equity Allocation Fund. The two funds have similar investment objectives and policies as outlined in the Morgan Stanley Global Equity Allocation Fund prospectus you received with your proxy. For more information, please see footnote 7 in the Notes to Financial Statements section. Daily pricing is available by calling FundInfo, our 24-hour automated phone system, at 1-800-847-2424 or by visiting our Internet site at www.vkac.com and selecting Investors' Place.

Sincerely,
/s/Don G. Powell                                 /s/Dennis J. McDonnell

Don G. Powell                                       Dennis J. McDonnell
Chairman                                            President
Van Kampen American Capital                         Van Kampen American Capital
Asset Management, Inc.                              Asset Management, Inc.

              PERFORMANCE RESULTS FOR THE YEAR ENDED MAY 31, 1998

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

TOTAL RETURNS                                 A SHARES   B SHARES   C SHARES
One-year total return based on NAV(1)           19.77%     18.91%     18.86%
One-year total return(2)                        12.86%     13.91%     17.86%
Five-year average annual total return(2)        12.81%     13.09%       N/A
Life-of-Fund average annual total return(2)     12.35%     11.96%     14.44%
Commencement Date                              8/5/91   11/15/91    6/21/93

N/A=Not Applicable

(1)Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for A shares) or contingent deferred sales charge for early withdrawal (5% for B shares and 1% for C shares).

(2)Standardized total return. Assumes reinvestment of all distributions for the periods and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B and C shares).

See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

Market forecasts provided in this report may not necessarily come to pass.

                 PUTTING YOUR FUND'S PERFORMANCE IN PERSPECTIVE


      As you evaluate your progress toward achieving your financial goals, it is important to track your investment portfolio's performance at regular intervals. A good starting point is a comparison of your investment holdings to an applicable benchmark, such as a broad-based market index. Such a comparison can:

      - Illustrate the general market environment in which your investments are being managed

      - Reflect the impact of favorable market trends or difficult market conditions

      - Help you evaluate the extent to which your Fund's management team has responded to the opportunities and challenges presented to them over the period measured

      For these reasons, you may find it helpful to review the chart below, which compares your Fund's performance to that of the Morgan Stanley Capital International (MSCI) World Index + Dividends over time. As a broad-based statistical composite, this index does not reflect any commissions that would be incurred by an investor purchasing the securities it represents. Similarly, its performance does not reflect any sales charges or other costs which would be applicable to an actively managed portfolio, such as that of the Fund.


      GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

      Van Kampen American Capital Global Equity Fund vs. Morgan Stanley Capital International (MSCI) World Index + Dividends (August 19, 1991 through May 31, 1998)

[MOUNTAIN CHART]

 MONTH            FUND VALUE                INDEX VALUE
 -----            ----------                -----------


Aug-91            $  9,424.00              $ 10,000.00
Sep-91            $  9,929.00              $ 10,264.00
Oct-91            $ 10,111.00              $ 10,432.00
Nov-91            $  9,707.00              $  9,979.00
Dec-91            $ 10,333.00              $ 10,708.00
Jan-92            $ 10,394.00              $ 10,511.00
Feb-92            $ 10,394.00              $ 10,331.00
Mar-92            $ 10,018.00              $  9,847.00
Apr-92            $ 10,262.00              $  9,986.00
May-92            $ 10,658.00              $ 10,385.00
Jun-92            $ 10,303.00              $ 10,039.00
Jul-92            $ 10,140.00              $ 10,066.00
Aug-92            $ 10,181.00              $ 10,313.00
Sep-92            $ 10,038.00              $ 10,220.00
Oct-92            $  9,906.00              $  9,945.00
Nov-92            $ 10,048.00              $ 10,125.00
Dec-92            $ 10,220.00              $ 10,209.00
Jan-93            $ 10,295.00              $ 10,245.00
Feb-93            $ 10,401.00              $ 10,489.00
Mar-93            $ 10,655.00              $ 11,099.00
Apr-93            $ 11,047.00              $ 11,616.00
May-93            $ 11,364.00              $ 11,885.00
Jun-93            $ 11,036.00              $ 11,787.00
Jul-93            $ 11,269.00              $ 12,032.00
Aug-93            $ 11,852.00              $ 12,586.00
Sep-93            $ 11,799.00              $ 12,355.00
Oct-93            $ 12,106.00              $ 12,698.00
Nov-93            $ 11,491.00              $ 11,981.00
Dec-93            $ 12,311.00              $ 12,570.00
Jan-94            $ 12,917.00              $ 13,401.00
Feb-94            $ 12,694.00              $ 13,230.00
Mar-94            $ 12,183.00              $ 12,661.00
Apr-94            $ 12,524.00              $ 13,055.00
May-94            $ 12,407.00              $ 13,091.00
Jun-94            $ 12,343.00              $ 13,057.00
Jul-94            $ 12,566.00              $ 13,307.00
Aug-94            $ 12,875.00              $ 13,710.00
Sep-94            $ 12,524.00              $ 13,353.00
Oct-94            $ 12,715.00              $ 13,735.00
Nov-94            $ 12,045.00              $ 13,142.00
Dec-94            $ 12,105.00              $ 13,271.00
Jan-95            $ 11,692.00              $ 13,075.00
Feb-95            $ 11,833.00              $ 13,268.00
Mar-95            $ 12,301.00              $ 13,910.00
Apr-95            $ 12,639.00              $ 14,397.00
May-95            $ 12,824.00              $ 14,523.00
Jun-95            $ 13,009.00              $ 14,522.00
Jul-95            $ 13,782.00              $ 15,251.00
Aug-95            $ 13,640.00              $ 14,914.00
Sep-95            $ 13,945.00              $ 15,351.00
Oct-95            $ 13,673.00              $ 15,113.00
Nov-95            $ 13,858.00              $ 15,640.00
Dec-95            $ 14,117.00              $ 16,100.00
Jan-96            $ 14,430.00              $ 16,394.00
Feb-96            $ 14,710.00              $ 16,497.00
Mar-96            $ 14,989.00              $ 16,775.00
Apr-96            $ 15,481.00              $ 17,172.00
May-96            $ 15,626.00              $ 17,190.00
Jun-96            $ 15,660.00              $ 17,280.00
Jul-96            $ 14,933.00              $ 16,673.00
Aug-96            $ 15,436.00              $ 16,868.00
Sep-96            $ 15,995.00              $ 17,531.00
Oct-96            $ 15,984.00              $ 17,657.00
Nov-96            $ 16,655.00              $ 18,649.00
Dec-96            $ 16,600.00              $ 18,354.00
Jan-97            $ 17,215.00              $ 18,578.00
Feb-97            $ 17,343.00              $ 18,795.00
Mar-97            $ 17,088.00              $ 18,426.00
Apr-97            $ 17,482.00              $ 19,032.00
May-97            $ 18,388.00              $ 20,210.00
Jun-97            $ 19,282.00              $ 21,221.00
Jul-97            $ 20,117.00              $ 22,202.00
Aug-97            $ 18,817.00              $ 20,720.00
Sep-97            $ 19,676.00              $ 21,849.00
Oct-97            $ 18,597.00              $ 20,702.00
Nov-97            $ 18,806.00              $ 21,072.00
Dec-97            $ 19,212.00              $ 21,332.00
Jan-98            $ 19,653.00              $ 21,930.00
Feb-98            $ 20,952.00              $ 23,417.00
Mar-98            $ 22,010.00              $ 24,409.00
Apr-98            $ 22,077.00              $ 24,651.00
May-98            $ 22,023.00              $ 24,346.00


Fund's Total Return

1 Year Avg. Annual = 12.86%
5 Year Avg. Annual = 12.81%
Inception Avg. Annual = 12.35%


The above chart reflects the performance of Class A shares of the Fund. The performance of Class A shares will differ from that of other share classes of the Fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The Fund's performance assumes reinvestment of all distributions and includes payment of the maximum sales charge (5.75% for A shares).

While past performance is not indicative of future performance, the above information provides a broader vantage point from which to evaluate the discussion of the Fund's performance found in the following pages.

                           PORTFOLIO MANAGEMENT REVIEW

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

We recently spoke with the management team of the Van Kampen American Capital Global Equity Fund about the key events and economic forces that shaped the markets during the past twelve months. The Fund is managed by portfolio managers Barton M. Biggs and Ann D. Thivierge with support from Madhav Dhar and Francine
J. Bovich, Morgan Stanley Asset Management Inc., subadviser to the Fund. The following excerpts reflect their views on the Fund's performance during the 12-month period ended May 31, 1998.

Q HOW WOULD YOU CHARACTERIZE THE MARKET CONDITIONS IN WHICH THE FUND OPERATED
  DURING THE REPORTING PERIOD?

A During the period, there were several prevailing trends in the global marketplace:

               Asian stocks remained weak in the aftermath of the severe
              financial crisis that shook the region last year. After rebounding early in 1998, most Asian markets fell back toward 12-month lows as social and political turmoil underscored the deepening recession. And, chronic economic weakness in Japan has compounded the difficulties for its Asian trading partners.

               European stocks soared on strengthening economic growth, falling interest rates, and low inflation. In May, the European Monetary Union (EMU), set to begin in January 1999, officially named its 11 participant nations. We believe that monetary union will enhance Europe's growth and ability to restructure its markets and economies. We further expect to see continued cross-border mergers and acquisitions, especially in the financial sector.

               In the United States, stocks continued a more than seven-year bull market, powered by robust economic growth and exceptionally low inflation. As the reporting period ended, however, there was tentative evidence that drag from Asia was beginning to have a negative impact on earnings.

Q WHAT SIGNIFICANT INVESTMENT TECHNIQUES AND STRATEGIES DID YOU USE TO PURSUE
  THE FUND'S INVESTMENT OBJECTIVE?

A As of the end of the reporting period, the Fund had the following regional allocations relative to six months earlier:

                                 MAY 31, 1998*             NOVEMBER 30, 1997*
                                 ------------              -----------------
         North America..................41.73% .......................40.99%
         Europe ........................42.70% .......................38.64%
         Japan ..........................4.46% ........................6.13%
         Far East .......................0.02% ........................0.32%
         Cash ...........................9.04% .......................12.54%
         Other............................2.05%........................1.38%

         *As a percentage of total assets.

       We increased weightings in Europe, based on our view that the economic environment is both improving and supportive of earnings growth.

       We significantly underweighted the Fund's exposure to Asia and Japan in the wake of the ongoing economic turbulence in the region.

       We remained underweight in the United States because of concerns about valuations and a looming deceleration in corporate profit growth.

       We kept cash levels high, reflecting our preference to maintain liquidity in order to capitalize on attractive buying opportunities in the future.

Q HOW HAS THE FUND PERFORMED DURING THE REPORTING PERIOD?

A The Fund's total return during the 12 months ended May 31, 1998 was 19.77 percent1 (Class A shares at net asset value). During the same period, the Morgan Stanley Capital International World Index + Dividends returned 20.47 percent. Please keep in mind that the MSCI World Index + Dividends is a broad-based index used as a benchmark for general global equity funds. It does not reflect any commissions or sales charges that would be paid by an investor purchasing the securities it represents. Please refer to the chart on page four for additional Fund performance results.

Q WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

A We believe that a meaningful recovery in Asia is not yet in sight. Before global confidence can be restored, significant political and economic reform must take place. To date, such reform has generally been too little and too late. While we do not expect the turmoil in Asia to cause a devaluation of the Chinese currency, we nonetheless believe that it is too early to commit funds to the region. We remain highly positive on Europe. Although valuations are not particularly compelling, they are well supported by double-digit earnings growth and the accelerating pace of economic activity. We also expect that monetary union will be the catalyst for important corporate and government restructuring, as well as further liberalization of markets and economies. Prior to monetary union, for example, real or inflation-adjusted interest rates were typically high throughout Europe, encouraging investors to park cash in money market funds. The general decline of short-term rates throughout the Continent, however, is motivating investors to increase their equity exposure. We are more cautious about near-term prospects for stocks in the United States, where high valuations and slowing profit growth could limit the equity market's upside potential over the near term.

Barton M. Biggs                             Ann D. Thivierge
Portfolio Manager                           Portfolio Manager
Morgan Stanley Asset Management Inc.        Morgan Stanley Asset Management Inc.

Francine J. Bovich                          Madhav Dhar
Portfolio Manager                           Portfolio Manager
Morgan Stanley Asset Management Inc.        Morgan Stanley Asset Management Inc.




                                       7       Please see footnotes on page four

                           Portfolio of Investments
                                  May 31, 1998


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


COMMON STOCKS  78.6%
AUSTRALIA 0.0%
Broken Hill Proprietary Co.                           980       $      8,396
Coles Myer                                            230              1,037
GIO Australia Holding                                 288                812
M.I.M. Holdings                                       376                195
                                                                ------------
                                                                      10,440
                                                                ------------

AUSTRIA 1.0%
AMS Austria Mikros                                    400             28,990
Austrian Airlines                                   2,200             76,929
Bau Holdings                                          600             36,800
BBAG Oest Brau Bet                                    800             51,548
Bk Austria (b)                                      6,500            585,567
Bk Austria (b)                                      2,664            239,356
Bohler Uddeholm                                     1,500            115,763
BWT Benckiser W                                       200             39,348
Creditanstalt Bank                                  2,000            237,365
EA-Generali                                           700            239,755
Flughafen Wien                                      3,300            177,164
Lenzing                                               500             37,437
Mayr-Melnhof Karton                                 1,700            124,441
Oest Elektrizitats, Class A                         4,100            481,373
OMV                                                 3,200            463,133
Radex-Heraklith                                     1,900            100,490
Steyr-Daimler-Puch                                  1,400             40,702
VA Technologie                                      1,700            230,203
Wienerberger Baust                                  1,200            296,786
                                                                ------------
                                                                   3,603,150
                                                                ------------

BELGIUM    0.2%
Generale de Banque                                    400            292,743
Kredietbank (b)                                       400            280,511
                                                                ------------
                                                                     573,254
                                                                ------------

CANADA  2.9%
Abitibi Consolidated, Inc. (b)                      5,800             79,422
Agrium, Inc.                                        4,700             66,456
Air Canada, Inc. (b)                                4,800             42,501
Alcan Aluminum                                      7,100            202,732
Avenor, Inc.                                        2,200             51,719
Bank of Montreal                                    8,500            477,538
Bank of Nova Scotia                                15,400            412,245
Barrick Gold Corp.                                 13,600            261,844
BCE, Inc.                                          20,200            933,811
Bombardier, Inc., Class B                          10,400            267,335
Cae, Inc.                                           4,400             36,694
Cameco Corp.                                        1,800             52,509
Canadian Imperial Bank                             13,300            451,428
Canadian Natural Resources (b)                      3,300             60,591
Canadian Occidental Petroleum                       5,100            107,468
Canadian Pacific                                   11,200            324,415
Canadian Tire, Class A                              3,000             80,719
Cominco                                             2,700             41,698
Corel Corp. (b)                                     2,400              5,354

See Notes to Financial Statements

                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------
CANADA (CONTINUED)
Cott Corp.                                          1,900        $    11,607
Dofasco, Inc.                                       3,300             55,948
Domtar, Inc.                                        5,200             41,046
Echo Bay Mines                                      5,100             13,477
Gulf Canada Resource (b)                            8,000             35,967
Imasco                                             13,800            255,275
Imperial Oil                                       16,200            299,115
Inco                                                5,100             73,687
IPL Energy, Inc.                                    1,900             82,617
Laidlaw, Inc., Class B Non-Voting                   9,400            116,782
Loewen Group, Inc.                                  2,300             62,832
MacMillan Bloedel                                   5,000             60,574
Magna International, Inc., Class A                  2,300            161,658
Methanex Corp. (b)                                  5,600             48,816
Molson Companies, Class A                           2,600             47,738
Moore Corp.                                         3,600             52,138
Newbridge Networks Corp. (b)                        4,900            138,568
Noranda, Inc.                                       7,900            139,086
Northern Telecom                                   15,200            973,409
Nova Corp.                                         17,600            210,804
Petro                                               9,500            162,039
Placer Dome, Inc.                                   6,900             86,434
Potash Corp. of Saskatchewan, Inc.                  1,800            154,932
Power Corp. of Canada                               4,200            184,501
Provigo, Inc. (b)                                   4,300             26,121
Ranger Oil                                          4,400             28,540
Renaissance Energy (b)                              4,200             73,801
Rogers Communications, Inc., Class B (b)            5,700             46,167
Royal Bank of Canada                               10,000            610,886
Seagram                                            11,500            503,209
Suncor Energy, Inc.                                 2,600             91,907
Talisman Energy, Inc. (b)                           4,300            116,583
Teck Corp., Class B                                 2,800             34,594
TELUS Corp.                                         3,500             91,770
Thomson Corp.                                      18,700            527,538
Transcanada Pipelines                               7,800            180,960
Westcoast Energy, Inc.                              4,000             93,623
Weston George                                       4,500            160,924
                                                                ------------
                                                                  10,012,152
                                                                ------------

DENMARK    0.2%
BG Bank                                             1,200             70,610
Den Danske Bank                                     2,200            273,467
Jyske Bank A/S                                        400             47,662
Unidanmark                                          2,200            177,672
                                                                ------------
                                                                     569,411
                                                                ------------

FRANCE  2.4%
Accor                                                 534            146,464
Air Liquide                                         1,011            199,226
Alcatel Alsthom                                     2,027            433,655
AXA-UAP                                             4,286            487,843
Banque Nationale de Paris                           4,081            348,553
BIC                                                   712             54,766
Bouygues                                              364             65,828

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


FRANCE (CONTINUED)
Canal Plus                                            453        $    82,226
Carrefour                                             531            324,475
CIE de St. Gobain                                   1,162            229,176
Compagnie Financiere de Paribas                     2,507            255,603
Credit Comm France                                    441             33,626
Danone                                              1,056            284,342
Dexia France                                          225             30,574
Elf Aquitaine                                       3,391            470,988
Erid Beghin Say                                       411             89,990
Essilor International                                 152             64,784
Eurafrance                                             54             31,860
France Telecom (b)                                  8,813            493,605
Havas                                                 993             78,205
Imetal                                                219             30,747
L'Oreal                                               821            407,687
Lafarge - New                                         109             11,113
Lafarge                                             1,313            133,209
Lagardere S.C.A.                                    1,495             65,717
Legrand                                               420            115,828
LVMH (Moet Hennessy Louis Vuitton) (b)              1,182            247,938
Michelin (CGDE), Class B                            1,645            101,785
Pathe                                                 115             21,758
Pernod Ricard                                         928             68,774
Peugeot                                               705            137,748
Pin Printemps Redo                                    288            237,072
Promodes                                              257            125,171
Rhone-Poulenc                                       4,476            248,376
Sagem                                                  67             51,501
Sanofi                                              1,466            171,764
Schneider                                           1,793            151,639
Simco                                                 333             28,886
Societe Generale                                    1,888            373,940
Sodexho Alliance                                      440             80,896
Suez Lyonnaise des Eaux (b)                         1,674            285,668
Thomson CSF                                         1,648             66,658
Total, Class B                                      3,242            402,608
Usinor Sacilor                                      3,414             57,119
Valeo                                                 895             84,369
Vivendi, Warrants Expiring 05/02/01                 3,550              6,171
Vivendi                                             1,672            335,909
                                                                ------------
                                                                   8,255,840
                                                                ------------

GERMANY  2.9%
Adidas                                                650            114,754
AGIV (b)                                              450             12,610
Allianz - New                                         160             50,127
Allianz                                             2,950            932,493
Amb Aach & Mun Bet                                     50              5,745
Bankgesell Berlin                                   1,200             29,323
BASF                                                7,650            354,577
Bayerische                                          9,450            451,778
Bayerische Hypotheden Bank                          4,450            280,081
Bayerische Vereinsbank                              5,400            452,459
BHF-Bank                                              500             20,513
Bilfinger & Berger BAU                              1,500             57,167

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


GERMANY (CONTINUED)
Brau Und Brunnen (b)                                  100        $    11,882
CKAG Colonia Konzern                                  550             72,748
Commerzbank                                         2,300             93,199
Continental                                         1,050             31,896
Daimler Benz                                        6,900            695,317
Degussa                                             1,250             79,795
Deutsche Bank                                      10,450            899,605
Deutsche Telekom                                   30,550            819,290
Dresdner Bank                                       8,450            475,009
Heidelberg Zement (b)                                 685             68,721
Hochtief                                            1,350             62,043
IKB Deutsche Industriebank                            500             10,593
Karstadt                                              150             78,394
Klockner Humb Deut                                    650              7,286
Linde                                                 150            110,971
Lufthansa                                           4,650            116,234
Man                                                   200             79,585
Mannesmann                                            500            489,001
Merck KGaA                                          2,400             92,947
Metro                                               2,960            188,624
Muenchener Ruckversicherungs-Gesellschaft           1,050            476,965
Preussag                                              250             91,215
RWE                                                 4,550            241,494
SAP                                                   800            413,395
Schering                                            1,050            122,757
Siemens                                             7,100            458,411
Strabag (b)                                            50              4,371
Thyssen                                               450            117,276
Veba                                                6,700            440,095
Viag                                                  350            196,161
Volkswagen                                            423            343,047
                                                                ------------
                                                                  10,149,954
                                                                ------------

HONG KONG 0.0%
Bank of East Asia                                     139                186
Cathay Pacific Air                                    600                410
Hong Kong & China Gas Co.                             900              1,179
Hong Kong & Shang Hotels                              400                214
Hopewell Holdings                                     100                 14
Hutchison Whampoa                                     600              3,136
Hysan Development                                   4,900                120
New World Development Co.                             800              1,889
Sino Land Co.                                       1,200                410
South China Morning Post                            1,200                681
Sun Hung Kai Properties                             1,340              6,468
Swire Pacific, Class A                                100                370
Television Broadcast                                  500              1,181
Varitronix International                              600              1,258
                                                                ------------
                                                                      17,516
                                                                ------------

ITALY  4.3%
Assic Generali                                     46,690          1,500,560
BCA Comm Italiana                                  78,000            460,546
BCA Fideuram Spa                                   10,000             62,599
BCA Intesa, Spa (b)                                 6,000             20,188
BCA Intesa, Spa                                    37,000            230,671

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


ITALY (CONTINUED)
BCA Pop Bergam                                      1,000             23,521
BCA Pop Di Milano                                   2,000        $    17,998
BCO Di Napoli                                      20,000             31,229
BCO Di Roma                                        45,000             92,790
Benetton Group                                      8,220            179,316
Burgo Cartiere                                      7,000             61,877
Credito Italiano                                  135,000            752,944
Edison                                             29,000            276,803
Ente Nazionale Idrocarburi                        348,000          2,460,546
Falck Acciaierie & Ferriere Lombarde                5,000             33,845
Fiat                                              146,700            656,729
Fiat Di Risp                                       32,400             85,700
Fiat Priv                                          49,700            133,297
Impregilo (b)                                      15,000             15,785
Instituto Bancario San Paolo                       45,500            713,040
Instituto Mobiliare Italiano                       32,750            560,737
Instituto Nazionale delle Assicurazioni           184,000            573,037
Italcementi                                        10,500            109,032
Italcementi Di Risp                                 7,000             35,876
Italgas                                            30,000            138,225
Magneti Marelli                                    22,500             57,274
Magneti Marelli, Rights Expiring 06/02/98          22,500              7,833
Mediaset                                           52,500            336,711
Mediobanca Rinascente, Warrants
  Expiring 12/31/99 (b)                             1,400              1,672
Mediobanca, Warrants Expiring 12/20/00 (b)          4,400                  0
Mediobanca (b)                                     31,400            422,417
Montedison (b)                                    125,000            172,781
Montedison Di Risp (b)                             40,000             37,588
Olivetti & C. (b)                                 156,000            229,386
Parmalat Finanz (b)                                70,000            146,132
Pirelli                                            70,000            230,944
RAS                                                13,000            205,944
Rinascente                                         10,400            102,107
Rinascente, Warrants Expiring 11/30/99              1,400              2,994
Sasib                                               7,000             31,476
Sirti                                              13,500             83,895
Snia BPD                                           30,000             40,956
Societa Assicuratrice Industriale                   6,000             77,816
Telecom Italia                                    159,722          1,207,000
Telecom Italia                                    287,500          1,699,979
Telecom Italia Di Risp                             43,779            236,078
Telecom Italia Di Risp                             67,500            244,966
                                                                ------------
                                                                  14,802,840
                                                                ------------

JAPAN 5.0%
Ajinomoto Co., Inc.                                17,000            143,007
Aoki Corp. (b)                                     19,000             10,564
Asahi Breweries                                    12,000            150,769
Asahi Chemical Industry Co.                        36,000            124,514
Asahi Glass Co.                                    32,000            172,836
Bank of Tokyo                                      55,600            572,099
Bridgestone Corp.                                  12,000            273,810
Canon, Inc.                                        14,000            333,598
Casio Computer Co.                                  7,000             65,203

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


JAPAN (CONTINUED)
Chugai Pharm Co. (b)                               12,000        $    69,319
Dai Nippon Printing                                14,000            230,486
Daiei, Inc. (b)                                    12,000             33,793
Daikin Industries                                  12,000             71,659
Daiwa House Industries                             12,000             93,494
Denso Corp.                                        12,000            203,625
East Japan Railway                                     69            327,836
Ebara Corp.                                         8,000             71,688
Fanuc                                               5,000            184,129
Fuji Photo Film Co.                                 7,000            237,057
Fujitsu (b)                                        27,000            309,986
Furukawa Electric                                   8,000             25,417
Hankyu Corp.                                       14,000             58,228
Hazama Corp.                                       11,000              6,434
Hitachi                                            59,000            388,960
Honda Motor Co.                                    14,000            477,146
Ito Yokado Co.                                      8,000            398,585
Japan Air Lines Co. (b)                            37,000             94,844
Japan Energy Corp.                                 27,000             27,489
Jusco Co.                                           6,000            104,412
Kajima Corp.                                       22,000             59,095
Kansai Electric Power                              15,700            249,971
Kao Corp.                                          14,000            209,257
Kawasaki Steel Corp.                               17,000             27,251
Kinki Nippon Railway                               26,000            125,034
Kirin Brewery Co.                                  23,000            214,073
Komatsu                                            21,000             87,949
Kubota Corp.                                       31,000             74,987
Kumagai Gumi Co.                                   37,000             24,045
Kyocera Corp.                                       3,300            161,080
Kyowa Hakko Kogyo                                  10,000             39,497
Long-Term Credit Bank of Japan                     27,000             39,187
Marubeni Corp.                                     30,000             60,654
Marui Co.                                           3,000             46,032
Matsushita Electric Industries                     31,000            485,739
Mitsubishi Chemical                                36,000             64,467
Mitsubishi Corp.                                   31,000            187,133
Mitsubishi Electric Corp.                          41,000             97,104
Mitsubishi Heavy Industries                        64,000            222,745
Mitsubishi Materials Corp.                         21,000             40,942
Mitsubishi Trust & Banking Corp.                   16,000            142,104
Mitsui & Co.                                       31,000            158,928
Mitsui Engineering & Ship Building Co. (b)         22,000             17,156
Mitsukoshi                                         11,000             28,038
Mycal Corp.                                         7,000             42,357
NEC Corp.                                          20,000            203,625
NGK Insulators                                     12,000            108,138
Nippon Express Co.                                  9,000             49,455
Nippon Fire & Marine Insurance                     10,000             38,270
Nippon Light Metal                                 10,000             11,481
Nippon Meat Packer                                 10,000            128,890
Nippon Oil Co.                                     33,000            102,462
Nippon Steel Corp.                                131,000            222,290
Nippon Telegraph & Telephone Corp.                    177          1,457,001
Nippon Yusen Kabushiki Kaisha                      31,000            107,221

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


Nissan Fire & Marine Insurance                        350       $      1,248
Nissan Motor Co.                                   40,000            121,308
NKK Corp.                                          69,000             58,791
Odakyu Electric Railway                            12,000             39,079
Oji Paper Co.                                      23,000             97,155
Osaka Gas Co.                                      50,000            107,950
Penta Ocean Construction                           10,000             20,940
Pioneer Electronic                                  3,000             58,488
Rohm Co.                                            1,000            103,979
Sakura Bank                                        40,000            118,709
Sankyo Co                                           9,000            217,055
Sanwa Bank                                         37,000            324,341
Sanyo Electric Co.                                 31,000             88,866
Secom Co.                                           3,000            170,482
Sega Enterprises                                    2,300             43,346
Sekisui House                                      12,000             88,815
Sharp Corp.                                        21,000            158,156
Shimano, Inc.                                       3,000             69,969
Shimizu Corp.                                      17,000             46,646
Shin Etsu Chemical Co.                              4,000             74,374
Shiseido Co.                                        4,000             46,502
Showa Denko K.K. (b)                               21,000             21,532
Softbank Corp.                                        700             26,789
Sony Corp.                                          5,400            456,206
Sumitomo Chemical                                  42,000            113,120
Sumitomo Corp.                                     22,000            116,442
Sumitomo Electric Industries                       16,000            167,175
Sumitomo Metal Industries                          42,000             65,203
Sumitomo Metal Mining Co.                          11,000             46,704
Sumitomo Osaka Cement Co.                          11,000             14,376
Taisei Corp.                                       23,000             44,841
Taisho Pharmacy Co.                                 7,000            134,703
Taiyo Yuden Co.                                    12,000            141,238
Takeda Chemical Industries                         14,000            361,903
Teijin                                             23,000             69,420
Tobu Railway Co.                                   14,000             39,729
Tohoku Electric Power                               8,200            111,019
Tokyo Electric Power                               19,700            376,959
Tokyo Electron                                      1,000             31,771
Tokyo Gas Co.                                      47,000             97,401
Tokyo Marine & Fire Insurance Co.                  36,000            341,050
Tokyu Corp.                                        17,000             55,852
Toppan Printing Co.                                14,000            152,849
Toray Industries, Inc.                             36,000            179,363
Toto                                               11,000             72,756
Toyobo Co.                                         23,000             31,222
Toyota Motor Corp.                                 47,000          1,164,055
Ube Industries                                     21,000             26,688
Yokogawa Electric                                  12,000             62,041
                                                                ------------
                                                                  17,173,251
                                                                ------------


NETHERLANDS  3.3%
ABN Amro Holdings                                  44,762          1,083,966
Ahold Koninklijke                                  13,708            432,838
Akzo Nobel                                          2,200            459,680

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


NETHERLANDS (CONTINUED)

Elsevier                                           15,700       $    244,355
Getronics                                           2,206            109,694
Heineken                                           11,250            432,423
ING Groep NV                                       30,707          2,108,668
KLM Royal Dutch Air Lines                           2,116             83,754
Koninklijke KNP BT                                  2,800             81,450
Koninklijke Nedlloyd                                  600             13,277
Koninklijke PTT Nederland                          12,560            701,993
OCE                                                 1,612             67,733
Philips Electronics                                 9,300            883,732
Royal Dutch Petroleum Co.                          56,600          3,225,360
Stork                                               1,222             44,358
Unilever                                           16,900          1,342,891
Wolters Kluwer - New                                1,310                  0
Wolters Kluwer                                      1,910            268,305
                                                                ------------
                                                                  11,584,477
                                                                ------------

NORWAY  0.1%
Christiania Bank                                   37,500            160,752
Den Norske Bank                                    43,500            233,812
Hafslund                                              100                551
NCL Holdings (b)                                       33                157
Norsk Hydro                                           100              4,539
Storebrand (b)                                        100                929
                                                                ------------
                                                                     400,740
                                                                ------------

PORTUGAL 1.4%

Banco Comercial Portugues                          19,800            655,628
Banco Comercial Portugues                           2,966             49,528
Banco Espirito Santo Ecomercial                    10,100            355,504
Banco Espirito Santo Ecomercial - Bond Rights       2,020             13,990
Banco Totta E Acores                                7,300            270,178
Bpi Soc Gestora                                     9,600            388,941
Cimpor-Cimentos de Portugal                         7,900            302,548
Cin Corp Ind Norte                                    400             30,441
Corticeira Amorim                                   1,800             39,025
Elec De Portugal (b)                               35,000            919,792
Engil SGPS                                            600              6,928
INAPA Investimentos Participacoese Gestao           1,500             19,209
Jeronimo Martins                                   10,850            489,780
Portucel Industrial Empressa
  Productora de Celulose                            8,600             74,488
Portugal Telecom                                   17,900            940,816
Seguros Tranquilidade                                 800             26,718
Soares Da Costa (b)                                 1,200             11,136
Sonae Investimentos                                 3,900            224,199
UNICER-Uniao Cervejeira                             1,100             25,168
                                                                ------------
                                                                   4,844,017
                                                                ------------

SPAIN  2.8%
Acerinox                                              500             74,398
Aguas De Barcelona                                  1,700             94,226
Aguas De Barcelona  - New                              21              1,150
Argentaria, SA                                      5,920            504,304
Autopistas Cesa                                     8,610            138,908
Azucarera Ebro Agr (b)                              2,000             49,885

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


SPAIN (CONTINUED)

Bankinter                                             200       $     13,131
BCO Bilbao Vizcaya                                 31,900          1,601,841
BCO Central Hispan                                 15,800            517,631
BCO Esp De Credito                                  4,200             52,794
BCO Popular ESP                                       800             63,451
BCO Santander                                      22,800          1,147,898
Corp Financiera Alba                                  600             72,451
Corp Mapfre                                         2,200             84,923
Dragados Y Construction                             2,300             71,633
Emp Nac Electricid (b)                             41,600            996,424
Empresa Nacl Celul                                    900             19,122
Ercros (b)                                          6,900              9,470
Fom Const Y Contra                                  2,400            121,465
Gas Natural SDG                                     6,000            410,162
Iberdrola                                          37,700            621,907
Metrovacesa                                           945             56,182
Portland Valderriv                                    300             37,908
Repsol                                             12,200            677,823
Tabacalera, Class A                                 7,500            161,580
Telefonica De Espana                               41,454          1,851,822
Union Electrica Fenosa                             11,800            146,381
Uralita                                             2,100             28,822
Vallehermoso                                        1,700             65,285
Viscofan Envoltura                                    900             41,570
Zardoya Otis                                        2,000             71,264
                                                                ------------
                                                                   9,805,811
                                                                ------------

SWEDEN  1.4%
ABB, Class A                                       11,900            192,075
ABB, Class B                                        5,000             80,066
AGA, Class A                                        2,800             45,551
Astra, Class A                                     23,600            474,270
Astra, Class B                                      5,700            110,912
Atlas Copco, Class A                                2,400             69,514
Atlas Copco, Class B                                1,200             35,446
Electrolux, Class B                                 1,400            139,334
Ericsson Telefonaktiebolaget LM, Class B (b)       33,600            958,187
Esselte, Class B                                      300              7,043
Fastighets Ab Balder (b)                            7,600                  0
Foreningssparbk                                    11,900            357,578
Granges, (b)                                           50                925
Hennes & Mauritz, Class B                           3,700            207,725
Netcom Systems (b)                                  2,000             76,557
Nordbanken Holding                                 21,800            154,377
Sandvik, Class A                                    3,300            100,003
Sandvik, Class B                                    1,400             42,336
Securitas, Class B                                  1,600             61,144
Skandia Foersaekrings                               9,500            138,791
Skandinaviska Enskilda Banken, Class A             20,700            344,679
Skanska, Class B                                    2,200            103,862
SKF, Class B                                        1,700             36,224
SSAB Svenskt Stal                                   1,900             36,971
Stora Kopparbergs, Class A                          5,800             93,986
Svenska Cellulosa, Class B                          4,500            124,022

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


SWEDEN (CONTINUED)

Svenska Handelsbkn, Class A (b)                     7,600        $   320,008
Svenska Handelsbkn, Class B (b)                       800             31,797
Trelleborg, Class B                                 2,500             35,408
Volvo, Class A                                        300              9,474
Volvo, Class B                                      7,800            249,308
WM-Data                                             1,400             49,035
                                                                ------------
                                                                   4,686,608
                                                                ------------

SWITZERLAND  3.9%
ABB                                                   250            423,557
Adecco                                                450            185,285
Alusuisse-Lonza Holding                               140            188,053
BQE Cant Vaudoise (b)                                  20              8,545
Credit Suisse Group                                 6,400          1,408,302
Georg Fischer                                         150             65,812
Gotthard Bank                                          40             30,294
Holderbk Fn Glarus                                    170            217,334
Nestle                                                970          2,077,496
Novartis (b)                                        1,566          2,651,048
Roche Holdings Bearer                                  40            661,492
Roche Holdings Genusscheine                           171          1,758,478
Sairgroup (b)                                         450            137,597
SGS Holdings                                           45             87,327
SMH                                                   130            112,055
Sulzer                                                100             85,521
Swiss Bank Corp. (b)                                2,040            736,686
Swiss Reinsurance                                     350            806,311
Ubs Schw Bkgesell (b)                                 630            211,772
Union Bank of Switzerland                             570            958,016
Valora Holding                                        170             46,186
Vontobel Holdings                                      40             56,699
Zurich Versicherun                                  1,170            730,510
                                                                ------------
                                                                  13,644,376
                                                                ------------

UNITED KINGDOM  9.4%
Abbey National                                     34,200            610,538
Allied Irish Bank                                  27,400            359,586
Arjo Wiggins Apple                                 17,050             68,542
Associated British Foods                           12,225            111,816
B.A.T Industries                                   75,625            681,204
Bank of Scotland                                    2,800             32,401
Barclays                                           45,100          1,203,635
Bass                                               23,950            440,073
BG                                                 94,720            488,485
BICC                                               17,050             45,949
Blue Circle Industiries                            32,595            209,225
BOC Group                                          17,050            270,123
Boots Co.                                          26,825            402,644
BPB                                                17,050            121,486
British Aerospace                                  48,900            433,685
British Airways                                    29,275            310,080
British Petroleum                                 142,543          2,093,012
British Sky Broadcast                              39,025            274,718
British Steel                                      48,800            120,753
British Telecommunications                        141,550          1,477,328

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED KINGDOM (CONTINUED)
BTR                                                83,281        $   274,426
Burmah Castrol                                      7,300            145,581
Cable & Wireless                                   61,025            691,227
Cadbury Schweppes                                  26,825            410,312
Caradon                                            19,170             62,934
Centrica (b)                                      107,350            174,458
Coats Viyella                                      21,975             33,020
Commercial Union                                   17,050            309,946
Courtaulds                                         12,225             93,246
De Lousiana Rue                                     2,450             11,685
Diageo                                             77,328            874,627
Diageo, Class B                                    12,172             99,403
Elementis                                          19,035             54,407
EMI Group                                          12,860            108,802
General Electric                                   70,775            580,296
GKN                                                29,200            434,955
Glaxo Wellcome                                     78,075          2,101,529
Granada Group                                      17,050            319,971
Great University Stores                            29,275            416,229
Guardian Royal Exchange                            18,595            117,081
Hanson                                             14,675             86,347
HSBC Holdings (ADR)                                57,900          1,430,816
HSBC Holdings (ADR)                                 2,000             52,266
Imperial Chemical Industries                       21,975            416,704
Ladbroke Group                                     29,275            165,439
Land Securities                                    19,525            306,465
Lasmo                                              19,525             92,482
Legal & General Group                              29,275            323,707
Lloyds TSB Group                                  146,775          2,132,378
Lonrho                                              4,881             23,916
Lonrho Africa (b)                                   4,881              5,899
Marks & Spencer                                    85,375            761,359
MEPC                                               14,675            131,828
National Power                                     34,200            318,396
National Westminster                                4,000             73,107
P & O Finance (b)                                  19,936            274,656
Pilkington                                         36,575             87,217
Prudential Corp.                                   48,800            648,799
Rank Group                                         22,763            132,728
Reed International                                 33,725            312,596
Reuters Holdings                                   35,966            412,672
Rexam                                              14,675             74,423
Rio Tinto                                          29,275            366,023
RMC Group                                           7,300            137,712
Royal Bank Scot Group                              14,225            240,237
Royal Sun Alliance                                 34,200            362,804
Safeway                                            21,975            133,607
Sainsbury J Finance                                39,025            308,818
Schroders                                           7,275            213,643
Scottish Power                                     24,425            220,610
Sears                                              48,800             51,410
Sedgwick Group                                     14,675             35,474
Slough Estates                                     12,225             75,875
Smithkline Beecham                                127,975          1,386,859
Southern Electric                                  12,225            105,726

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED KINGDOM (CONTINUED)
Standard Chartered                                  2,300        $    28,663
Tarmac                                             34,200             69,963
Taylor Woodrow                                     19,525             72,710
Tesco                                              46,325            407,065
Thames Water                                       17,050            276,946
Thorn                                              11,892             39,623
TI Group                                           12,225            118,006
Unilever                                           70,750            777,114
United Utilities                                   17,050            231,137
Vodafone Group                                     80,525            885,140
Zeneca Group                                       21,975            893,347
                                                                ------------
                                                                  32,772,130
                                                                ------------

UNITED STATES  37.4%
AAR Corp.                                             100              2,644
Abbott Laboratories, Inc.                           4,000            296,750
Access Health, Inc. (b)                               700             17,938
AccuStaff, Inc. (b)                                 1,100             36,231
Action Performance Cos., Inc. (b)                     700             19,469
ACX Technologies, Inc. (b)                            800             18,150
Adobe Systems, Inc.                                 3,900            155,756
Advanced Fibre Communications, Inc. (b)             1,000             37,063
Aeroquip-Vickers, Inc.                              1,200             74,100
Affiliated Computer Services, Inc. (b)              1,000             33,313
Air Express International Corp.                       100              2,581
Air Products & Chemicals, Inc.                      1,100             95,700
Airborne Freight Corp.                              1,700             63,325
Alcan Aluminum, Ltd.                                2,000             57,000
Allegheny Teldyne, Inc.                             9,000            209,250
Allied Waste Industries, Inc. (b)                   1,100             29,150
AlliedSignal, Inc.                                  4,500            192,375
Allmerica Financial Corp.                           1,100             68,956
Allstate Corp.                                      8,700            818,888
Alltel Corp.                                       13,400            528,463
Alumax, Inc. (b)                                    1,400             65,538
Aluminum Company of America                         4,800            333,000
AMBAC, Inc.                                         1,800             98,438
America West Holding Corp., Class B (b)             1,200             33,975
American Express Co. (a)                           11,000          1,128,875
American General Corp.                                500             33,563
American Greetings Corp.                            5,700            270,750
American Home Products Corp.  (a)                  26,400          1,275,450
American International Group, Inc.                  7,000            866,688
American Power Conversion Corp. (b)                 1,000             30,000
American Water Works Co., Inc.                      2,800             82,250
AmeriCredit Corp. (b)                               1,800             58,725
AmeriSource Health Corp.  (b)                         300             16,313
Ameritech Corp.                                    12,600            534,712
AmerUs Life Holdings, Inc.                            600             19,200
Amoco Corp.                                        14,200            593,737
AMP, Inc.                                           8,000            304,000
Amphenol Corp. (b)                                    300             16,313
AMR Corp. (b)                                       1,000            153,937
Andrew Corp. (b)                                    2,400             52,725
Anheuser Busch Cos., Inc.                           2,700            124,031

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED STATES (CONTINUED)
Apple Computer (b)                                  2,400        $    63,900
Applied Graphics Technologies, Inc. (b)               600             28,950
Applied Materials, Inc. (b)                        10,300            329,600
Applied Power, Inc.                                 1,100             37,675
Armstrong World Industries, Inc.                    3,100            260,787
Arrow International, Inc.                           1,300             44,931
Arterial Vascular Engineering, Inc. (b)               600             18,544
Arvin Industries, Inc.                              1,000             37,063
Aspect Development, Inc. (b)                          400             22,875
Aspen Technology, Inc. (b)                          1,100             48,984
Associates First Capital Corp., Class A             3,695            276,402
AT&T Corp.  (a)                                    25,800          1,570,575
ATMI, Inc. (b)                                      1,300             23,563
Autodesk, Inc.                                      5,200            221,000
Avon Products, Inc.                                 3,800            310,887
Baker Hughes, Inc.                                  8,700            313,200
BancOne Corp.                                      16,100            887,512
Bandag, Inc.                                          400             18,500
BankAmerica Corp.  (a)                             16,800          1,389,150
BankBoston Corp.                                    4,000            421,500
Bard (C.R.), Inc.                                   1,300             45,094
Bausch & Lomb, Inc.                                 1,300             64,756
Baxter International, Inc.                          9,700            554,719
BEC Energy                                          2,500            101,406
Becton, Dickinson & Co.                            11,200            792,400
Bell Atlantic Corp.                                 9,600            879,600
BellSouth Corp.                                    14,200            915,900
Belo (A.H.) Corp.                                   1,000             51,500
Bemis, Inc.                                         6,600            278,437
Berg Electronics Corp.  (b)                         1,500             30,938
Bergen Brunswig Corp., Class A                        700             29,050
Best Buy Co., Inc. (b)                              1,400             45,675
Bestfoods                                           6,800            383,775
Bethlehem Steel Corp. (b)                           5,200             63,700
Beverly Enterprises, Inc. (b)                       2,800             40,075
Billing Concepts (b)                                1,400             32,550
Biogen, Inc. (b)                                      700             30,800
Biomet, Inc. (b)                                    1,100             31,763
BISYS Group, Inc. (b)                                 800             29,700
BJ Services Co. (b)                                 2,700             88,256
Blanch (E.W.) Holdings, Inc.                        1,000             37,625
Boeing Co.                                         15,400            733,425
Borders Group, Inc. (b)                             1,100             34,100
Borg-Warner Automotive, Inc.                        1,100             62,700
Brightpoint, Inc. (b)                               1,900             30,044
Brinker International, Inc. (b)                     3,600             78,300
Bristol-Myers Squibb Co.  (a)                      15,500          1,666,250
Broderbund Software, Inc. (b)                       1,700             27,200
Brown-Forman Corp., Class B                         3,400            195,925
Brunswick Corp.                                     1,300             40,869
Buckle, Inc. (b)                                      700             35,700
Budget Group, Inc. (b)                                800             23,600
Burlington Industries, Inc. (b)                     4,000             70,250
Burlington Northern Santa Fe Corp.                  3,500            348,250
C&D Technologies                                      700             39,200

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED STATES (CONTINUED)



CACI International, Inc. (b)                          900       $     17,775
CalEnergy, Inc. (b)                                 3,800            114,950
California Microwave, Inc. (b)                      1,500             32,156
Cambridge Technology Partners, Inc. (b)               600             30,094
Campbell Soup Co.                                   4,800            261,600
Canandaigua Brands, Inc., Class A (b)                 600             27,675
Capital One Financial Corp.                         1,700            169,681
Carlisle Cos., Inc.                                 2,700            130,612
Caterpillar, Inc.                                  10,300            565,856
CDW Computer Centers, Inc. (b)                        400             16,475
Centex Construction Products, Inc.                  1,100             42,075
Centex Corp.                                        1,700             60,775
Centocor, Inc. (b)                                    300             11,700
Central Parking Corp.                               1,000             44,813
Centura Banks, Inc.                                 1,600            105,200
Chancellor Media Corp. (b)                            900             37,631
Chase Manhattan Corp.  (a)                         11,400          1,549,687
Chevron Corp.  (a)                                 15,300          1,222,087
Chrysler Corp.  (a)                                29,700          1,652,062
Chubb Corp.                                         4,700            373,944
CIBER, Inc. (b)                                       800             25,650
CIGNA Corp.                                         6,900            472,650
Cincinnati Milacron, Inc.                           5,700            170,644
CINERGY Corp.                                       4,700            151,869
Cintas Corp.                                        1,800             82,238
Cisco Systems, Inc.  (b)                            3,800            287,375
Citation Corp. (b)                                  1,500             28,688
Citicorp (a)                                        9,200          1,371,950
Citrix Systems, Inc. (b)                              600             31,313
CKE Restaurants, Inc.                                 600             19,050
Clorox Co.                                          1,100             91,850
CMAC Investment Corp.                                 400             24,200
Coastal Corp.                                       3,900            274,950
Coca Cola Co.  (a)                                 33,900          2,656,912
Colgate-Palmolive Co.                               1,100             95,700
Coltec Industries, Inc. (b)                         3,100             69,169
Columbia / HCA Healthcare Corp.                     3,700            120,944
Columbia Energy Group                               1,400            118,125
Comair Holdings, Inc.                                 700             18,638
Comdisco, Inc.                                      3,100            112,762
Commercial Federal Corp.                            1,700             56,631
Commercial Metals Co.                                 600             18,413
Compaq Computer Corp. (b)                          28,200            770,212
CompUSA, Inc. (b)                                   1,200             18,900
Computer Associates International, Inc.            10,600            556,500
Comverse Technology, Inc. (b)                       1,600             79,950
Concord EFS, Inc. (b)                               1,000             31,875
Consolidated Graphics, Inc. (b)                       700             35,831
Consolidated Papers, Inc.                           4,200            121,537
Cooper Industries, Inc.                             5,000            321,875
Cordant Technologies, Inc.                          1,400             69,825
CORT Business Services Corp.  (b)                   1,000             39,125
Countrywide Credit Industries, Inc.                 1,100             50,875
Crompton & Knowles Corp.                            1,000             26,938
Crown Cork & Seal Co., Inc.                         1,300             67,437

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------

UNITED STATES (CONTINUED)

CSX Corp.                                           3,100       $    147,637
Cullen/Frost Bankers, Inc.                            700             37,931
Cytec Industries, Inc. (b)                          1,100             53,900
Dallas Semiconductor Corp.                          1,100             37,056
Dana Corp.                                          3,900            203,287
Danaher Corp.                                         300             21,694
Darden Restaurants, Inc.                            2,200             33,963
Dayton Hudson Corp.                                 9,200            426,650
De Luxe Corp.                                      11,000            369,187
Dean Foods Co.                                      1,600             78,800
Deere & Co.                                        10,700            555,062
Dell Computer Corp.  (b)                            3,000            247,219
Delphi Financial Group, Inc. (b)                    1,326             72,018
Delta Air Lines, Inc.                               2,800            322,000
Diebold, Inc.                                         400             11,700
Digital Equipment Corp. (b)                         1,300             71,337
Digital Microwave Corp.  (b)                        1,600             15,450
Dime Bancorp, Inc.                                  7,400            215,987
Dollar Tree Stores, Inc. (b)                          700             36,225
DPL, Inc.                                          10,000            172,500
Dress Barn (b)                                      1,100             31,866
Dresser Industries, Inc.                            3,000            139,687
D.R. Horton, Inc. (b)                               2,200             39,600
DST Systems, Inc. (b)                                 900             47,588
Duke Energy Co.                                     3,000            172,875
Dun & Bradstreet Corp.                              7,200            243,000
DuPont (E. I.) de Nemours & Co.  (a)               15,600          1,201,200
DuPont Photomasks, Inc. (b)                           700             29,816
Dura Pharmaceuticals, Inc. (b)                        700             18,244
Eastern Enterprises                                 1,700             68,212
Eastman Kodak Co.                                   2,200            157,025
Ecolab, Inc.                                        1,800             55,575
Electronic Arts (b)                                 1,400             60,900
EMC Corp.  (b)                                     11,500            476,531
Energen Corp.                                       1,100             22,344
Energy East Corp.                                   2,500            101,562
Engelhard Corp.                                     6,900            143,606
Enron Corp.                                         4,100            205,512
Entergy Corp.                                       6,100            160,506
Etec Systems, Inc. (b)                                600             21,938
Ethan Allen Interiors, Inc.                         1,600             80,500
EVI Weatherford, Inc. (b)                             855             43,284
Extended Stay America, Inc. (b)                       700              7,700
Exxon Corp.                                        10,600            747,300
Fairfield Communities, Inc.  (b)                    1,500             30,656
Family Dollar Stores, Inc.                          5,600             92,750
FDX Corp. (b)                                       1,500             96,188
Federal National Mortgage Assocation                8,500            508,937
Fingerhut Cos., Inc.                                1,800             52,762
FINOVA Group, Inc.                                  1,700             94,031
First Chicago NBD Corp.                               300             26,231
First Commerce Corp.                                  300             20,756
First Colorado Bancorp, Inc.                        1,100             31,350
First Security Corp.                                1,200             27,300
First Union Corp.  (a)                             16,500            912,656

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------

UNITED STATES (CONTINUED)


Fleet Financial Group, Inc.                         7,100       $    582,200
Florida Progress Corp.                              3,700            152,625
Flowers Industries, Inc.                            2,500             51,562
Flowserve Corp.                                     1,000             29,000
Foodmaker, Inc. (b)                                 1,800             30,375
Ford Motor Co.                                     14,100            731,437
FORE Systems (b)                                    2,100             46,200
Forest Labs, Inc. (b)                               1,200             39,600
Fort James Corp.                                    3,100            148,219
Fortune Brands, Inc.                               12,500            480,469
Foster Wheeler Corp.                                9,100            230,912
Fred Meyer, Inc. (b)                                  900             38,700
Fremont General Corp.                                 600             34,313
Fruit of the Loom, Inc. (b)                         1,000             35,938
Furniture Brands International, Inc. (b)            1,300             38,350
Gannett, Inc.                                       3,200            211,000
Gap, Inc.                                           1,500             81,000
General Dynamics Corp.                              1,600             71,100
General Electric Co.  (a)                          36,800          3,068,201
General Mills, Inc.                                   500             34,125
General Motors Corp.                                7,400            532,337
General Nutrition Cos., Inc. (b)                    1,000             31,563
General Reinsurance Corp. (b)                       1,600            351,800
General Signal Corp.                                1,000             41,125
Genesis Health Ventures, Inc. (b)                     800             20,250
Gentex Corp. (b)                                    1,100             40,288
Genzyme Corp.                                       1,300             35,588
Georgia Gulf Corp.                                  3,500             87,719
Gleason Corp.                                       2,700             79,819
Golden State Bancorp, Inc. (b)                      1,000             38,313
Goodrich (B.F.) Co.                                12,900            661,125
Goodyear Tire & Rubber Co.                          2,300            165,312
Goody's Family Clothing, Inc. (b)                     700             33,666
GPU, Inc.                                          10,000            385,000
Graco, Inc.                                         1,400             48,475
GTE Corp. (a)                                      17,600          1,026,300
Guilford Mills, Inc.                                1,500             40,500
HA-LO Industries, Inc. (b)                          1,000             30,938
Halliburton Co.                                     7,800            369,525
Hannaford Brothers Co.                              1,700             75,119
Harland (John H.) Co.                              34,500            618,844
Harris Corp.                                        8,600            414,412
Harte-Hanks Communications                          3,600             81,450
Hartford Financial Services Group, Inc.             7,700            847,481
Hartford Life, Inc., Class A                          400             20,600
Heartland Express, Inc. (b)                         1,100             24,063
Hercules, Inc.                                      6,600            290,812
Hershey Foods Corp.                                   800             55,400
Hertz Corp, Class A                                   600             27,525
Hewlett-Packard Co.  (a)                           18,900          1,174,162
Hibernia Corp. Class A                              1,900             39,900
Hilton Hotels Corp.                                 4,100            128,894
Home Depot, Inc.                                   15,900          1,249,144
Hong Kong Land Holding                             12,643             16,689
HUBCO, Inc.                                           800             28,200

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------

UNITED STATES (CONTINUED)

Huntington Bancshares, Inc.                         4,800       $    157,200
Hyperion Software Corp. (b)                           700             22,619
Illinois Central Corp.                              1,700             63,112
Imation Corp. (b)                                     800             14,550
Impac Mortgage Holdings, Inc.                       2,800             43,925
Inland Steel Industries, Inc.                       1,400             40,075
Input/Output, Inc. (b)                              1,200             26,400
Intel Corp.  (a)                                   21,100          1,507,331
Interface, Inc., Class A                            1,100             43,106
International Business Machines Corp.  (a)         13,600          1,596,300
International Network Services (b)                    700             21,941
Interpublic Group of Cos., Inc.                     7,800            462,637
Interstate Bakeries Corp.                             800             25,800
Interstate Hotels Co.                                 300              9,731
IPALCO Enterprises, Inc.                            2,500            105,312
ITT Industries, Inc.                                4,700            173,312
Jefferson-Pilot Corp.                               2,100            120,225
Johnson & Johnson, Inc.  (a)                       25,400          1,754,187
Johnson Controls, Inc.                             11,300            672,350
Jones Apparel Group, Inc. (b)                       1,100             69,712
Jostens Inc., Common Rights Callable
  Through 08/19/98                                 18,200            459,550
Kansas City Southern Industries, Inc.               1,100             46,613
Kaufman & Broad Home Corp.                          2,200             56,512
Kaydon Corp.                                        1,100             43,381
Keane, Inc. (b)                                       700             31,413
Kerr-McGee Corp.                                      800             50,600
Keycorp                                            12,200            462,837
Kimberly-Clark Corp.                                9,700            480,756
Knight-Ridder, Inc.                                 6,200            353,787
Kuhlman Corp.                                       3,400            143,650
La Quinta Inns, Inc.                                1,100             23,719
Laidlaw, Inc.                                      10,700            132,413
Latin American Discovery Fund, Inc. (c)           249,100          2,428,725
Legato Systems, Inc. (b)                            1,200             34,350
Lennar Corp.                                        2,100             55,650
Level One Communications, Inc. (b)                    900             24,019
Lexmark International Group, Inc., Class A (b)      1,600             88,800
Lilly (Eli) & Co. (b)                               7,900            485,356
Linens 'n Things, Inc. (b)                          1,400             44,975
Litton Industries, Inc. (b)                           400             23,175
Lockheed Martin Corp.                               3,800            426,550
Longs Drug Stores Corp.                             3,200             97,000
LTV Corp.                                           4,600             50,312
Lubrizol Corp.                                      1,800             62,550
Lucent Technologies, Inc.                           7,000            496,562
Lyondell Petrochemical Co.                          2,400             74,850
Magna Group, Inc.                                     600             33,338
Mallinckrodt, Inc.                                  2,700             83,194
Manor Care, Inc.                                   18,500            583,906
Martin Marietta Materials, Inc.                       300             13,800
MascoTech, Inc.                                     1,900             46,550
May Department Stores Co.                           2,800            180,075
Maytag Corp.                                        1,400             70,612
MBIA, Inc.                                          6,200            462,287
McClatchy Newspapers, Inc. Class A                    700             20,781

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED STATES (CONTINUED)

McDonalds Corp.                                    20,100       $  1,319,062
McGraw Hill, Inc.                                   6,900            539,494
MCN Corp.                                           2,400             86,400
MDU Resources Group, Inc.                           1,300             43,306
Mead Corp.                                          6,100            189,862
MedQuist, Inc. (b)                                    800             35,100
Medtronic, Inc.                                     1,500             83,437
Mercantile Stores, Inc.                               300             23,588
Merck & Co., Inc.  (a)                             13,900          1,627,169
Mercury General Corp.                               4,200            268,013
Meredith Corp.                                      3,500            139,125
Meritor Automotive, Inc.                                1                 21
Merrill Lynch & Co., Inc.                          11,300          1,011,350
Metris Cos., Inc.                                     700             40,075
Microsoft Corp.  (a) (b)                           34,300          2,909,069
Midas, Inc.                                             1                 21
Midway Games, Inc. (b)                              1,400             18,900
Midwest Express Holdings, Inc. (b)                  1,350             38,728
Millennium Chemicals, Inc.                          1,700             53,762
Miller (Herman), Inc.                               2,200             60,912
Mobil Corp.                                        12,600            982,800
Monsanto Co.                                        6,300            348,862
Montana Power Co.                                   4,900            177,625
Morgan Stanley Asia Pacific Fund, Inc. (c)        124,800            842,400
Motorola, Inc.                                     10,100            534,669
Nabors Industries, Inc. (b)                         1,700             40,056
National City Corp.                                 7,400            501,350
National Commerce Bancorp.                          3,200            141,800
National Data Corp.                                   700             26,250
National Service Industries, Inc.                   1,800             91,800
NationsBank Corp.                                  16,800          1,272,600
Nationwide Financial Services, Inc., Class A        1,100             47,781
Nautica Enterprises, Inc. (b)                       1,400             40,950
Navistar International Corp. (b)                    1,500             45,281
NBTY, Inc. (b)                                      1,200             20,925
Neiman Marcus Group, Inc. (b)                         800             27,200
New Century Energies, Inc.                          1,300             59,800
New York Times Co.                                    100              7,050
Newell Co.                                          1,100             53,075
Newpark Resources, Inc. (b)                         2,600             47,288
Newport News Shipbuilding, Inc.                       800             22,400
Nine West Group, Inc. (b)                           1,500             42,281
NIPSCO Industries, Inc.                             3,800            102,125
Noble Drilling Corp. (b)                            1,700             50,150
Nordstrom, Inc.                                       400             28,825
Northern Telecom, Ltd.                              4,800            307,200
Novacare, Inc. (b)                                  4,000             44,000
Novell, Inc. (b)                                    4,900             51,450
Nu Skin Enterprises, Inc. (b)                         700             18,200
O' Reilly Automotive, Inc. (b)                        100              3,250
Occidental Petroleum Corp.  (b)                     8,400            232,050
Ocean Energy, Inc. (b)                              1,300             26,081
Office Depot, Inc. (b)                              2,800             82,600
Office Max, Inc. (b)                                2,100             34,519
Old Kent Financial Corp.                            1,400             55,825

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------

UNITED STATES (CONTINUED)



Old Republic International Corp.                    4,050       $    115,425
Olin Corp.                                          1,400             60,550
Oracle Systems Corp. (b)                            4,400            103,950
Orbital Sciences Corp. (b)                            700             28,613
Orion Capital Corp.                                 1,600             90,100
Pacific Enterprises, Common Rights
  Callable Through 03/06/99                         3,500            133,219
Palm Harbor Homes, Inc. (b)                           600             25,013
Patterson Energy, Inc. (b)                          3,200             35,800
Payless Shoesource, Inc. (b)                          400             28,025
Peco Energy Co.                                    48,800          1,378,600
Penney (J.C.), Inc.                                 6,600            473,962
Pennzoil Co.                                        9,500            549,219
Peoples Energy Corp.                                  700             25,813
PepsiCo, Inc.                                      12,500            510,156
Perkin-Elmer Corp., Common Rights
  Callable Through 04/30/99                         2,300            157,550
Pfizer, Inc.  (a)                                  22,400          2,347,800
PG&E Corp.                                          3,400            107,100
Pharmacia & Upjohn, Inc.                              900             39,769
Philip Morris Cos., Inc.  (a)                      54,400          2,033,200
Pier 1 Imports, Inc.                                1,500             36,094
Pinnacle West Capital Corp.                         5,400            242,662
Platinum Technology, Inc. (b)                       1,100             30,113
PMC-Sierra, Inc. (b)                                  700             27,256
Polaroid Corp.                                      2,200             89,237
Policy Management Systems Corp. (b)                   400             33,000
Premiere Technologies, Inc. (b)                       800             19,100
Primark Corp. (b)                                     700             23,406
Procter & Gamble Co.  (a)                          28,000          2,350,250
Promus Hotel Corp. (b)                              1,400             60,550
Protective Life Corp.                               1,200             43,200
Provident Cos., Inc.                                1,100             40,563
Public Service Co. of New Mexico                    2,100             45,544
Public Service Enterprise Group                    10,000            330,625
Quintiles Transnational Corp.  (b)                  1,700             82,662
Quorum Health Group, Inc. (b)                       2,000             60,125
R & B Falcon Corp. (b)                              2,000             57,375
Raychem Corp.                                       9,300            349,912
Rayonier, Inc.                                      2,100             98,569
Raytheon Co. , Class B                              4,800            262,500
Readers Digest Association, Inc.,
  Class A Non-Voting                                2,100             59,850
Reebok International Ltd. (b)                       1,300             37,375
Regis Corp.                                         2,200             61,600
Reliastar Financial Corp.                           5,400            233,550
Republic NY Corp.                                   2,300            295,406
Reynolds & Reynolds Co., Class A                    3,100             64,906
Rio Hotel & Casino, Inc., (b)                       1,800             39,150
Robert Half International, Inc.                     1,600             81,000
Rochester Gas & Electric Corp.                      4,100            126,075
Rockwell International Corp.                        4,700            258,500
Rohm & Haas Co.                                     2,000            219,750
Rollins Truck Leasing Corp.                         2,400             28,800
Ross Stores, Inc.                                   1,100             48,538
Royal Dutch Petroleum Co.                          18,700          1,048,369
Rubbermaid, Inc.                                    3,200            104,400
Ruby Tuesday, Inc.                                  1,600             25,700

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED STATES (CONTINUED)
Rural/Metro Corp. (b)                                 800       $     18,900
Russell Corp.                                       2,000             54,500
Ryder Systems, Inc.                                 1,100             37,469
Ryland Group, Inc.                                  1,100             22,069
SAFECO Corp.                                        2,500            116,250
Sapient Corp. (b)                                     600             26,850
Sara Lee Corp.                                     13,400            788,925
SBC Communications, Inc.                           21,200            824,150
Schering-Plough Corp.                               1,100             92,056
Scientific-Atlanta, Inc.                            5,600            123,550
Sears Roebuck & Co.                                 9,700            599,581
Shared Medical Systems                              1,500            109,125
Showbiz Pizza Time, Inc. (b)                        1,100             39,050
Siebel Systems, Inc. (b)                            1,200             27,300
Silicon Valley Bancshares (b)                       2,200             72,050
Smith International, Inc. (b)                         700             34,344
Snap-On, Inc.                                       1,600             70,200
Sofamor Danek Group, Inc.                             500             41,563
Sonic Corp. (b)                                     2,550             52,753
Sonoco Products Co.                                 2,750             96,078
Sotheby's Holdings, Inc.                            1,500             34,500
Southern Co.                                       21,800            579,063
Southern New England Telecommunications Corp.       3,200            206,000
SPX Corp. (b)                                         300             20,738
St. John Knits, Inc.                                  900             34,594
St. Jude Medical, Inc. (b)                            700             25,025
St. Paul Cos., Inc.                                 2,764            122,665
StaffMark, Inc. (b)                                 1,100             40,425
Starbucks Corp. (b)                                   800             38,400
State Auto Financial Corp.                            800             25,700
Station Casinos, Inc. (b)                           2,300             34,213
Steris Corp. (b)                                      600             37,500
Sterling Commerce, Inc. (b)                         1,000             39,688
Sterling Software, Inc. (b)                         2,000             54,375
Stewart Enterprises, Inc., Class A                  1,800             48,600
Storage Technology Corp. (b)                          400             33,550
Stratus Computer, Inc. (b)                            600             21,638
Suiza Foods Corp. (b)                                 400             23,375
Sun, Inc.                                          17,900            760,750
Sun Microsystems, Inc. (b)                          9,500            380,594
SunAmerica, Inc.                                    8,400            408,450
Superior Industries International, Inc.             1,400             40,775
SUPERVALU, Inc.                                     9,400            393,625
Sybron International Corp. (b)                      1,700             40,694
Symantec Corp. (b)                                  2,200             52,525
Symbol Technologies, Inc.                             900             31,669
Systems & Computer Technology (b)                   1,800             46,125
360 Communications Co.(b)                           1,500             42,844
Tandy Corp.                                           700             30,975
TCA Cable TV, Inc.                                    900             54,844
Tech Data Corp. (b)                                   700             28,438
Tektronix, Inc.                                     4,300            164,475
Tele-Communications TCI Ventures Group,
  Series A (b)                                     11,132            193,766
Telxon Corp.                                        1,400             46,550
Tenneco, Inc.                                       4,500            187,313

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED STATES (CONTINUED)

Texaco, Inc.                                        5,200       $    300,300
Texas Instruments, Inc.                             7,200            369,900
Texas Utilities Co.                                 7,300            288,350
Textron, Inc.                                       3,600            267,075
Thomas & Betts Corp.                                3,500            187,031
Tidewater, Inc.                                       900             34,200
Tiffany & Co.                                         600             28,725
TIG Holdings, Inc.                                  2,700             66,825
Timken Co.                                          5,200            195,650
TJX Cos., Inc.                                      4,700            219,725
Torchmark, Inc.                                     5,800            248,675
Total Renal Care Holdings, Inc. (b)                   700             21,481
Transaction Systems Architects, Inc. (b)              600             24,300
Transatlantic Holdings, Inc.                          600             44,888
Transport Financial, Inc.                           2,100            112,087
Travelers Group, Inc.                              15,800            963,800
Triad Guaranty, Inc. (b)                            1,100             36,300
Tribune Co.                                           100              6,688
Trigon Healthcare, Inc. (b)                         1,100             37,400
Trinity Industries, Inc.                            3,000            143,250
Triumph Group, Inc. (b)                               700             34,300
Trustmark Corp.                                     5,400            115,425
TRW, Inc.                                           3,200            171,400
Tupperware Corp.                                    1,400             37,800
Tyco International Ltd.                            13,200            730,950
U.S. Airways Group, Inc. (b)                          400             28,000
U.S. Foodservice (b)                                  300              9,938
U.S. Surgical Corp.                                 3,500            139,125
U.S. WEST, Inc.                                     6,600            334,950
Unicom Corp.                                       11,000            378,125
Union Carbide Corp.                                 3,700            184,769
Union Pacific Corp.                                 3,500            169,312
Uniphase Corp. (b)                                  1,000             51,000
Unisys Corp. (b)                                    4,900            120,050
United Illuminating Co.                             1,300             61,587
United States Filter Corp. (b)                        300              9,131
United States Industries, Inc.                      1,000             26,375
United Stationers, Inc. (b)                           700             41,738
United Technologies Corp.                          12,000          1,128,000
Universal Foods Corp.                               1,800             42,863
Universal Health Services, Inc., Class B (b)        1,300             71,500
USFreightways Corp.                                 1,100             34,650
USG Corp.  (b)                                      2,000            106,250
UST, Inc.                                           5,600            149,100
USX-Marathon Group                                 15,600            546,000
USX-U.S. Steel, Inc.                               21,500            771,312
Utilicorp United, Inc.                              2,500             88,906
Valspar Corp.                                       1,100             44,413
Varco International, Inc. (b)                       1,800             46,913
Vencor, Inc. (b)                                    1,300             12,350
Ventas, Inc. (b)                                    1,300             20,963
Veritas DGC, Inc. (b)                                 600             31,088
Viking Office Products, Inc. (b)                    2,400             68,625
Visio Corp. (b)                                       400             18,750
Vitesse Semiconductor Corp. (b)                     1,400             35,875

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------


UNITED STATES (CONTINUED)

Vlasic Foods International, Inc. (b)                  480       $     10,410
Vulcan Materials Co.                                1,000            113,500
Wabash National Corp.                               1,400             36,313
Walgreen Co.                                          100              3,519
Wal-Mart Stores, Inc.                              28,600          1,578,362
Walt Disney Co.                                     9,400          1,063,375
Warner-Lambert Co.                                  2,100            134,006
Washington Gas Light Co.                            1,500             39,094
Washington Mutual, Inc.                             5,600            395,500
Waters Corp. (b)                                    1,100             64,075
Watson Pharmaceuticals, Inc. (b)                    1,000             43,750
Webb (Del) Corp.                                    2,200             53,350
Webster Financial Corp.                             2,600             87,750
Wendy's International, Inc.                         2,100             51,844
WestPoint Stevens, Inc. (b)                           800             26,200
Western Digital Corp. (b)                           1,900             32,300
Weyerhaeuser Co.                                    3,900            198,169
Whitman Corp.                                       2,100             45,544
Whole Foods Market, Inc. (b)                          400             22,000
WICOR, Inc.                                           900             41,175
Wolverine World Wide, Inc.                            800             19,750
World Access, Inc. (b)                                800             25,100
Worthington Industries, Inc.                        3,600             63,450
Xerox Corp.                                         5,500            565,125
Yahoo!, Inc. (b)                                      300             32,850
York International Corp.                            1,700             85,000
                                                                ------------
                                                                 129,714,035
                                                                ------------

TOTAL COMMON STOCKS                                              272,620,002
                                                                ------------

PREFERRED STOCK  0.4%
AUSTRIA 0.1%
Bau Holdings                                          200              9,638
Bk Austria Ag                                       1,464            130,488
Creditanstalt Bank                                  1,100            132,216
EA-Generali                                           100             23,736
Z-Laenderbank Bank Austria                          2,200            197,491
                                                                ------------
                                                                     493,569
                                                                ------------

FRANCE  0.1%
Casino Guichard Perrach                             2,800            199,365
                                                                ------------

GERMANY  0.2%
RWE                                                 3,050            123,077
SAP, Non Voting (ADR)                                 600            332,913
Volkswagon                                            150             90,206
                                                                ------------
                                                                     546,196
                                                                ------------

TOTAL PREFERRED STOCK                                              1,239,130
                                                                ------------

See Notes to Financial Statements


                                                    Number
Description                                      of Shares       Market Value
------------------------------------------------------------------------------

CORPORATE OBLIGATIONS 0.0%
FRANCE 0.0%

Simco (337 (FRF) par, 3.25% coupon,
  01/01/06 maturity)                                            $     33,739

ITALY 0.0%
Mediobanca, SpA (11,200,000 (ITL) par,
  4.50% coupon, 01/01/00 maturity)                                     6,326

PORTUGAL 0.0%
Jeronimo Martens (2,007 (PTE) par,
  0.00% coupon, 12/30/04 maturity)                                       110
                                                                ------------

TOTAL CORPORATE OBLIGATIONS                                           40,175
                                                                ------------
                                                                 273,899,307
                                                                ------------

REPURCHASE AGREEMENT 20.2%
State Street Bank & Trust Co. ($70,223,000 par,
collateralized by U.S. Government obligations in a
pooled cash account, dated 5/29/98 to be sold on
6/01/98 at $70,252,260)                                           70,223,000
                                                                ------------

TOTAL INVESTMENTS 99.2% (COST $299,185,304)                      344,122,307

OTHER ASSETS IN EXCESS OF LIABILITIES   0.8%                       2,836,102
                                                                ------------

NET ASSETS    100.0%                                            $346,958,409
                                                                ============

(a) Assets segregated as collateral for open futures and forward transactions.
(b) Non-income producing security as this security currently does not declare dividends.
(c) Related party transactions. See Footnote 2.

ADR - American Depository Receipts


                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 1998

ASSETS:


Total Investments, including repurchase
agreements of $70,223,000 (Cost $299,185,304)            $       344,122,307
Cash                                                                     659
Receivables:
        Variation Margin on Futures                                3,578,194
        Investments Sold                                           1,313,975
        Dividends                                                    865,791
        Fund Shares Sold                                             325,813
        Interest                                                      29,379
Forward Currency Contracts                                           591,285
Other                                                                 29,700
                                                          -------------------
                Total Assets                                     350,857,103
                                                          -------------------
LIABILITIES:

Payables:
        Fund Shares Repurchased                                    1,734,864
        Investments Purchased                                        801,965
        Distributor and Affiliates                                   412,636
        Investment Advisory Fee                                      298,582
Accrued Expenses                                                     574,336
Trustees' Deferred Compensation and Retirement Plans                  76,311
                                                          -------------------
                Total Liabilities                                  3,898,694
                                                          -------------------
NET ASSETS                                               $       346,958,409
                                                          ==================
NET ASSETS CONSIST OF:
Capital                                                  $       267,120,243
Net Unrealized Appreciation                                       47,292,959
Accumulated Net Realized Gain                                     29,393,730
Accumulated Undistributed Net Investment Income                    3,151,477
                                                          -------------------
NET ASSETS                                               $       346,958,409
                                                          ===================
MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares:
      Net asset value and redemption price per
      share (Based on net assets of $180,564,574
      and 10,972,658 shares of beneficial interest
      issued and outstanding)                            $             16.46
      Maximum sales charge (5.75%* of offering price)                   1.00
                                                          -------------------
      Maximum offering price to public                   $             17.46
                                                          ==================
   Class B Shares:
      Net asset value and offering price per
      share (Based on net assets of $149,502,081
      and 9,502,009 shares of beneficial interest
      issued and outstanding)                            $             15.73
                                                          ==================
   Class C Shares:
      Net asset value and offering price per
      share (Based on net assets of $16,891,754
      and 1,062,133 shares of beneficial interest
      issued and outstanding)                            $             15.90
                                                          ==================


      * On sales of $50,000 or more, the sales charge will be reduced.




                                           See Notes to Financial Statements


                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                            STATEMENT OF OPERATIONS
                        For the Year Ended May 31, 1998


INVESTMENT INCOME:
        Dividends (Net of foreign withholding
                   taxes of $425,488)                    $         6,562,730
        Interest  (Net of foreign withholding
                   taxes of $131)                                  2,161,583
                                                          -------------------
                        Total Income                               8,724,313
                                                          -------------------
EXPENSES:

        Investment Advisory Fee                                    3,136,351
        Distribution (12b-1) and Service
           Fees (Attributed to Classes A, B and C of
           of $398,020, $1,395,131 and $149,140,
           respectively)                                           1,942,291
        Shareholder Services                                       1,554,786
        Custody                                                      839,402
        Legal                                                         28,340
        Trustees' Fees and Expenses                                   19,618
        Other                                                        307,208
                                                          -------------------
                        Total Expenses                             7,827,996

NET INVESTMENT INCOME                                    $           896,317
                                                          -------------------
REALIZED AND UNREALIZED GAIN/LOSS:

        Realized Gain/Loss:
                Investments                              $        26,238,237
                Foreign Currency Transactions                      3,333,529
                Futures                                            4,450,162
                                                          -------------------
        Net Realized Gain                                         34,021,928
                                                          -------------------
        Unrealized Appreciation/Depreciation:
        Beginning of the Period                                   26,931,817
                                                          -------------------
        End of the Period:
                Investments                                       44,937,003
                Futures                                            1,793,269
                Forward Currency Contracts                           591,285
                Foreign Currency Translation                         (28,598)
                                                          -------------------
                                                                  47,292,959
                                                          -------------------
        Net Unrealized Appreciation During the Period             20,361,142
                                                          -------------------
NET REALIZED AND UNREALIZED GAIN                         $        54,383,070
                                                          ===================
NET INCREASE IN NET ASSETS FROM OPERATIONS               $        55,279,387
                                                          ===================


                                           See Notes to Financial Statements


                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                   For the Years Ended May 31, 1998 and 1997


                                                                  Year Ended            Year Ended
                                                                 May 31, 1998          May 31, 1997
                                                               --------------         -------------


FROM INVESTMENT ACTIVITIES:

Operations:
Net Investment Income/Loss                                    $       896,317      $     (1,952,191)
Net Realized Gain                                                  34,021,928            42,112,838
Net Unrealized Appreciation/Depreciation During the Period         20,361,142              (810,153)
                                                               --------------         -------------

Change in Net Assets from Operations                               55,279,387            39,350,494
                                                               --------------         -------------

Distributions from Net Investment Income*                            (207,732)                    0
Distributions in Excess of Net Investment Income*                           0            (1,377,948)
Distributions from Net Realized Gains*                            (39,971,513)           (6,599,826)
                                                               --------------         -------------
Total Distributions                                               (40,179,245)           (7,977,774)
                                                               --------------         -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                15,100,142            31,372,720
                                                               --------------         -------------
FROM CAPITAL TRANSACTIONS:

Proceeds from Shares Sold                                         135,842,241           127,851,283
Net Asset Value of Shares Issued Through Dividend Reinvestment     38,236,848             7,550,550
Cost of Shares Repurchased                                       (116,284,739)         (101,392,502)
                                                               --------------         -------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                 57,794,350            34,009,331
                                                               --------------         -------------

TOTAL INCREASE IN NET ASSETS                                       72,894,492            65,382,051

NET ASSETS:
Beginning of the Period                                           274,063,917           208,681,866
                                                               --------------         -------------
End of the Period (Including accumulated
        undistributed net investment income
        of $3,151,477 and ($879,465), respectively)           $   346,958,409      $    274,063,917
                                                               ==============       ===============


                                                                  Year Ended            Year Ended
*Distributions by Class                                          May 31, 1998          May 31, 1997
                                                               --------------         -------------


Distributions from and in Excess of Net Investment Income:

        Class A Shares                                               (207,732)           (1,133,880)
        Class B Shares                                                      0              (221,577)
        Class C Shares                                                      0               (22,491)
                                                               --------------         -------------

                                                                     (207,732)           (1,377,948)
                                                               --------------         -------------
Distributions from Net Realized Gains:

        Class A Shares                                            (19,875,665)           (3,319,275)
        Class B Shares                                            (18,167,343)           (2,976,985)
        Class C Shares                                             (1,928,505)             (303,566)
                                                               --------------         -------------
                                                                  (39,971,513)           (6,599,826)
                                                               --------------         -------------


                                              See Notes to Financial Statements

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.





                                                                                        Year Ended May 31,
                                                                ------------------------------------------------------------------
Class A Shares                                                     1998          1997          1996(a)         1995(a)       1994
==================================================================================================================================


         Net Asset Value, Beginning of the Period             $    15.838    $   13.980     $   11.79      $    11.67     $   10.76
                                                               ----------     ---------      --------       ---------      --------
                Net Investment Income/Loss                          0.095        (0.064)        (0.04)          (0.04)        (0.06)

                Net Realized and Unrealized Gain                    2.678         2.460         2.561            0.42        1.0125
                                                               ----------     ---------      --------       ---------      --------

        Total from Investment Operations                            2.773         2.396         2.521            0.38        0.9525
                                                               ----------     ---------      --------       ---------      --------

        Less:
                Distributions from and in Excess
                 of Net Investment Income                           0.022         0.137            -0-             -0-           -0-

                Distributions from Net Realized Gain                2.133         0.401         0.331            0.26        0.0425
                                                               ----------     ---------      --------       ---------      --------

        Total Distributions                                         2.155         0.538         0.331            0.26        0.0425
                                                               ----------     ---------      --------       ---------      --------

        "Net Asset Value, End of the Period"                  $    16.456    $   15.838     $   13.98      $    11.79     $   11.67
                                                               ==========     =========      ========       =========      ========

        Total Return (b)                                            19.77%        17.67%        21.85%           3.36%         9.17%


        Net Assets at End of the Period (In millions)              $180.6        $136.9        $106.7           $60.1         $41.8

        Ratio of Expenses to Average Net Assets (c)                  2.12%         2.09%        2.22%            2.29%         2.46%


        Ratio of Net Investment Income/
         Loss to Average Net Assets (c)                              0.66%        (0.46%)      (0.30%)          (0.35%)      (0.46%)


        Portfolio Turnover                                             96%          144%           94%            120%          116%



(a)    Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Income/Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.




                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                        FINANCIAL HIGHLIGHTS (Continued)
       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.




                                                                                        Year Ended May 31,
                                                                ------------------------------------------------------------------
Class B Shares                                                    1998          1997          1996(a)         1995(a)       1994
==================================================================================================================================


        "Net Asset Value, Beginning of the Period"            $    15.318    $  13.53       $ 11.50        $   11.480     $   10.67
                                                               ----------     ---------      --------       ---------      --------

                Net Investment Income/Loss                          0.003      (0.139)        (0.14)            (0.13)        (0.13)

                Net Realized and Unrealized Gain                    2.546       2.358         2.501              0.41        0.9825
                                                               ----------     ---------      --------       ---------      --------

        Total from Investment Operations                            2.549       2.219         2.361              0.28        0.8525
                                                               ----------     ---------      --------       ---------      --------

        Less:
                Distributions from and in Excess of Net
                  Investment Income                                    -0-      0.030            -0-               -0-           -0-

                Distributions from Net Realized Gain                2.133       0.401         0.331              0.26        0.0425
                                                               ----------     ---------      --------       ---------      --------
        Total Distributions                                         2.133       0.431         0.331              0.26        0.0425

        "Net Asset Value, End of the Period"                  $    15.734    $ 15.318       $ 13.53       $     11.50     $   11.48
                                                               ==========     =======        ========      ==========      ========

        Total Return (b)                                           18.91%      16.83%         20.90%             2.62%         8.21%


        Net Assets at End of the Period (In millions)             $149.5      $124.1          $92.8             $64.7         $48.8

        Ratio of Expenses to Average Net Assets (c)                2.88%       2.86%          2.99%             3.05%         3.21%

        Ratio of Net Investment Income/
        Loss to Average Net Assets (c)                            (0.10%)     (1.22%)        (1.11%)           (1.11%)       (1.19%)


        Portfolio Turnover                                           96%        144%            94%              120%          116%


(a)     Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Income/Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.


                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

                        FINANCIAL HIGHLIGHTS (Continued)
       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.



                                                                                        Year Ended May 31,
                                                                ------------------------------------------------------------------
Class C Shares                                                    1998          1997          1996(a)         1995(a)       1994
==================================================================================================================================


         Net Asset Value, Beginning of the Period             $    15.464    $    13.66    $ 11.610        $    11.59     $   10.29
                                                               ----------     ---------      --------       ---------      --------
                Net Investment Income/Loss                          0.006        (0.137)      (0.14)            (0.13)        (0.13)

                Net Realized and Unrealized Gain                    2.567         2.372       2.521              0.41        1.4725
                                                               ----------     ---------      --------       ---------      --------

        Total from Investment Operations                            2.573         2.235       2.381             0.280        1.3425
                                                               ----------     ---------      --------       ---------      --------

        Less:
                Distributions from and in Excess of
                  Net Investment Income                                -0-        0.030          -0-               -0-           -0-

                Distributions from Net Realized Gain                2.133         0.401       0.331              0.26        0.0425
                                                               ----------     ---------      --------       ---------      --------

        Total Distributions                                         2.133         0.431       0.331              0.26        0.0425
                                                               ----------     ---------      --------       ---------      --------

        "Net Asset Value, End of the Period"                  $    15.904    $   15.464    $  13.66        $    11.61     $   11.59
                                                               ==========     =========     =========       =========      ========

        Total Return (b)                                            18.86%        16.82%      20.87%             2.60%       13.06%*


        Net Assets at End of the Period (In millions)               $16.9         $13.0        $9.2              $6.6          $5.1

        Ratio of Expenses to Average Net Assets (c)                  2.89%         2.87%       3.00%             3.05%         3.21%


        Ratio of Net Investment Income/
          Loss to Average Net Assets (c)                            (0.11%)       (1.23%)     (1.10%)           (1.13%)      (1.15%)


        Portfolio Turnover                                             96%          144%         94%              120%          116%



*Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Income/Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.


1. SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Global Equity Fund (the "Fund") is organized as a series of Van Kampen American Capital World Portfolio Series Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital by investing in an internationally diversified portfolio of equity securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. The Fund commenced investment operations on August 5, 1991. The distribution of the Fundis Class B and Class C shares commenced on November 15, 1991 and June 21, 1993, respectively.
         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. Fixed income investments are stated at value using market quotations. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discount is amortized over the life of each applicable security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and as ordinary income for tax purposes.
          Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. CURRENCY TRANSLATION - Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions.

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
         At May 31, 1998, for federal income tax purposes, cost of long- and short-term investments is $301,410,255; the aggregate gross unrealized appreciation is $51,548,443 and the aggregate gross unrealized depreciation is $8,836,391, resulting in net unrealized appreciation of $42,712,052. Net realized gains or losses may differ for financial reporting purposes primarily as a result of wash sales and the mark to market of open futures and open forward currency contracts at May 31, 1998.

F. DISTRIBUTION OF INCOME AND GAINS - The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed annually. Net investment income for federal income tax purposes includes gains and losses realized on transactions in foreign currencies. These realized gains and losses are included as net realized gains or losses for financial reporting purposes.

         Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, the following permanent differences between book and tax basis reporting for the 1998 fiscal year have been identified and appropriately reclassified as follows:
         Accumulated Undistributed Net
                    Investment Income....................$  3,342,357 (a)(b)
         Accumulated Net Realized
                      Gain/Loss..........................$ (3,301,076)(a)(b)(c)
         Capital.........................................$    (41,281)(c)


(a) Includes $3,333,529 of realized gains and losses on transactions in foreign currencies which are included as ordinary income for federal income tax purposes. These realized gains and losses are included in net realized gain/loss for financial reporting purposes. (b) Includes $8,828 of realized gains and losses on transactions in passive foreign investment companies which are included as ordinary income for federal income tax purposes. These realized gains and losses are included in net realized gain/loss for financial reporting purposes. (c) Includes $41,281 of realized gains and losses reclassified to capital for federal income tax purposes, but not for financial reporting purposes.
         For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund from June 1, 1997 to May 31,1998. The Fund designated $26,207,295 as a 28% rate capital gain distribution. Shareholders will receive a 1998 Form 1099-DIV in January 1999 representing their proportionate share of the capital gain distribution to be reported on their income tax returns. The impact of any retroactive tax law changes will be reflected in the 1998 Form 1099-DIV. For corporate shareholders 8.96% of the distributions qualify for the dividend received deductions.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly.
         Investment advisory fees are calculated monthly, based on the average daily net assets of the Fund at the annual rate of 1.00%. The Adviser has entered into a subadvisory agreement with Morgan Stanley Asset Management Inc. (the "Subadviser") who provides advisory services to the Fund and the Adviser with respect to the Fundis investments. The Adviser pays 50% of its investment advisory fee to the Subadviser.
         For the year ended May 31, 1998, the Fund recognized expenses of approximately $28,300, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund of which a trustee of the Fund is an affiliated person.
         For the year ended May 31, 1998, the Fund recognized expenses of approximately $28,800, representing Van Kampen American Capital Distributors, Inc. or its affiliates (collectively iVKAC) cost of providing accounting services to the Fund. These services are provided by VKAC at cost.
         ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended May 31, 1998, the Fund recognized expenses of approximately $1,230,600. Beginning in 1998, the transfer agency fees are determined through negotiations with the Fundis Board of Trustees and are based on competitive market benchmarks.
         Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.
         The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.
         During the period, the Fund owned the following Morgan Stanley Funds which were managed by the Subadviser:

                                                                Transactions
                                                           During the Period
                                       % of Net  ---------------------------
                                      Assets At     Cost of         Proceeds
                                        May 31,   Purchases         of Sales
                                           1998
----------------------------------------------------------------------------
Latin American Discovery Fund              .70%  $1,494,859       $      -0-
Morgan Stanley Asia Pacific Fund           .24%  $      -0-       $1,353,262
Morgan Stanley India Investment Fund       N/A   $      -0-       $1,547,936

3.  CAPITAL TRANSACTIONS
The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

         At May 31, 1998, capital aggregated $138,128,116 , $115,521,858 and
$13,511,550 for Classes A, B and C, respectively. For the year ended May 31, 1998, transactions were as follows:

                                                   Shares              Value
Sales:
  Class A                                       5,868,214      $  95,701,798
  Class B                                       2,246,366         35,185,146
  Class C                                         314,263          4,955,297
                                               ----------      -------------
Total Sales                                     8,428,843      $ 135,842,241
                                               ==========      =============
Dividend Reinvestment:
  Class A                                       1,371,309      $  19,280,600
  Class B                                       1,270,926         17,144,795
  Class C                                         132,902          1,811,453
                                               ----------      -------------
Total Dividend Reinvestment                     2,775,137      $  38,236,848
                                               ==========      =============
  Repurchases:
  Class A                                      (4,912,085)     $ (80,027,803)
  Class B                                      (2,116,552)       (32,686,504)
  Class C                                        (228,409)        (3,570,432)
                                               ----------      -------------
Total Repurchases                              (7,257,046)     $(116,284,739)
                                               ==========      =============

         At May 31, 1997, capital aggregated $103,173,521, $95,878,421 and
$10,315,232 for Classes A, B and C, respectively. For the year ended
May 31, 1997, transactions were as follows:

                                                   Shares              Value
Sales:
  Class A                                       6,134,539      $  89,228,576
  Class B                                       2,431,724         34,006,661
  Class C                                         326,525          4,616,046
                                               ----------      -------------
Total Sales:                                    8,892,788      $ 127,851,283
                                               ==========      =============
Dividend Reinvestment:
  Class A                                         304,883      $   4,257,239
  Class B                                         221,179          2,997,101
  Class C                                          21,652            296,210
Total Dividend Reinvestment:                      547,714      $   7,550,550
Repurchases:
  Class A                                      (5,426,393)     $ (79,299,631)
  Class B                                      (1,408,797)       (19,584,581)
  Class C                                        (176,672)        (2,508,290)
                                               ----------      -------------
Total Repurchases                              (7,011,862)     $(101,392,502)
                                               ==========      =============

Class B and Class C shares are offered without a front- end sales charge, but are subject to a contingent deferred sales charge (CDSC). Class B and Class C shares will automatically convert to Class A shares after the eighth and tenth years, respectively.

         The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                   Contingent Deferred
                                                      Sales Charge
                                             -------------------------------
                                                Class B         Class C
Year of Redemption                               Shares          Shares
----------------------------------------------------------------------------
First                                             5.00%           1.00%
Second                                            4.00%           None
Third                                             3.00%           None
Fourth                                            2.50%           None
Fifth                                             1.50%           None
Sixth and Thereafter                              None            None

         For the year ended May 31, 1998, VKAC, as Distributor for the Fund, received commissions on sales of the Fundis Class A shares of approximately $86,300 and CDSC on the redeemed shares of approximately $194,300. Sales charges do not represent expenses of the Fund.

4.  INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $255,672,241 and $283,522,141, respectively.

5.  DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is derived from the value of an underlying asset, reference rate or index.
         The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the portfolio's effective yield, foreign currency exposure, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward commitment.
         Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

         Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Futures Contracts - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used to provide the return of an index without purchasing all the securities underlying the index or to manage the Fundis overall exposure to the equity markets.
         Upon entering into a futures contract, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
         Transactions in futures contracts for the year ended May 31, 1998, were as follows:
                                                CONTRACTS
   Outstanding at May 31, 1997                         25
   Futures Opened                                   2,284
   Futures Closed                                   2,011
                                                    -----
   Outstanding at May 31, 1998                        298
                                                    =====

         The Futures contracts outstanding as of May 31, 1998, and the description and unrealized appreciation/depreciation are as follows:

                                                                  Unrealized
                                                               Appreciation/
Description                                     Contracts       Depreciation
LONG CONTRACTS
FTSE 100 (United Kingdom) Index
    Future, June 1997 (Current
    Notional Value of $96,340 per
    contract)                                          70      $      (7,994)
Milan (Italy) Stock Index Future,
    June 1998 (Current Notional Value
    of $197,920 per contract)                          38            477,056
CAC 40 (France) Index Future,
    June 1998 (Current Notional Value
    of $134,868 per contract)                          85            961,033
S&P 500 Stock Index Future,
    June 1998 (Current Notional Value
    of $272,750 per contract)                          33           (220,475)
DAX (Germany) Index Future,
    June 1998 (Current Notional Value
    of $311,453 per contract)                          38            602,395

SHORT CONTRACTS
Toronto (Canada) Index Future,
    June 1998 (Current Notional Value
    of $142,210 per contract)                          15            (43,971)
Topix (Japan) Future,
    June 1998 (Current Notional Value
    of $88,322 per contract)                           19             25,225
                                               ----------      -------------
                                                      298      $   1,793,269

B. FORWARD CURRENCY CONTRACTS - These instruments are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

         At May 31, 1998, the Fund has outstanding forward currency contracts as follows:

                                                                  Unrealized
                                                  Current      Appreciation/
Description                                         Value       Depreciation


LONG CONTRACTS
French Franc
  41,533,392 expiring 8/17/98                 $ 6,973,949      $     (92,678)
German Mark,
  25,995,913 expiring 7/09/98-
    8/14/98                                    14,620,380            (43,054)
Pound Sterling,
  7,108,243 expiring 7/29/98                   11,575,076           (279,340)
Hong Kong Dollar
  26,904,047 expiring 8/12/98                   3,448,788            (10,205)
Italian Lira,
  15,400,262,000 expiring
  7/15/98-8/06/98                               8,764,937             31,554
Japanese Yen,
  1,010,907,951 expiring
  6/03/98-8/19/98                               7,321,074           (215,677)
Malaysian Ringgit,
  6,094,000 expiring 8/04/98                    1,537,559             54,651
                                                               -------------
                                                               $    (554,749)
                                                               -------------
SHORT CONTRACTS
Canadian Dollar,
  3,056,000 expiring 6/19/98                    2,097,859             60,943
German Mark,
  6,181,908 expiring 6/16/98-
    8/14/98                                     3,479,087             11,771
Pound Sterling,
  2,987,047 expiring 8/17/98                    4,860,056             41,313
Hong Kong Dollar,
  26,904,047 expiring 8/12/98                   3,448,788             14,212
Italian Lira,
  1,995,312,800 expiring
  8/15/98                                       1,135,434            (26,434)
Japanese Yen,
  2,426,585,869 expiring
  6/03/98-9/10/98                              17,554,764          1,246,848
Malaysian Ringgit,
  6,094,000 expiring 8/04/98                    1,537,559           (202,619)
                                                               -------------
                                                               $   1,146,034
                                                               -------------
                                                               $     591,285
                                                               =============

6. DISTRIBUTION
and Service Plans The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

         Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended May 31, 1998, are payments retained by VKAC of approximately $1,220,557.

7. SUBSEQUENT EVENTS
On June 12, 1998, the Morgan Stanley Global Equity Allocation Fund acquired all of the assets and liabilities of the Van Kampen American Capital Global Equity Fund (the "VKAC Fund"), through a tax free reorganization approved by VKAC Fund shareholders on June 4, 1998.

Report of Independent Accountants

To the Shareholders and Board of Trustees of The Van Kampen American Capital Global Equity Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen American Capital Global Equity Fund (the "Fund"), a series of Van Kampen American Capital World Portfolio Series Trust, at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP


Chicago, Illinois
July 10, 1998

Results of Shareholder Votes for the Global Equity Fund

         A Special Meeting of Shareholders of the Fund was held on May 14, 1998, where shareholders voted to approve an Agreement and Plan of Reorganization pursuant to which VKAC Global Equity Fund would (i) transfer all of its assets to the Morgan Stanley Global Equity Allocation Fund (the iMS Global Equity Allocation Fundi) in exchange solely for Class A, B and C shares of common stock of the MS Global Equity Allocation Fund and the MS Global Equity Allocation Fundis assumption of the liabilities of the VKAC Global Equity Fund, (ii) distribute such shares of the MS Global Equity Allocation Fund to the holders of shares of the VKAC Global Equity Fund and (iii) be dissolved. The meeting was adjourned until May 21, 1998 and later to June 4, 1998 to allow sufficient time to reach quorum. A Special Meeting of Shareholders of the Fund was held on June 4, 1998, where shareholders voted to approve an Agreement and Plan of Reorganization. With regard to the Plan of Reorganization 10,898,236 shares voted in favor of the proposal, 549,823 shares voted against and 1,619,794 shares abstained.

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND


BOARD OF TRUSTEES

J. MILES BRANAGAN
RICHARD M. DEMARTINI*
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
JACK E. NELSON
DON G. POWELL*
PHILLIP B. ROONEY
FERNANDO SISTO
WAYNE W. WHALEN*-Chairman

OFFICERS

DENNIS J. MCDONNELL*
    President

RONALD A. NYBERG*
    Vice President and Secretary

EDWARD C. WOOD, III*
    Vice President and Chief Financial Officer

CURTIS W. MORELL*
    Vice President and Chief Accounting Officer

JOHN L. SULLIVAN*
    Treasurer

TANYA M. LODEN*
    Controller

PETER W. HEGEL*
PAUL R. WOLKENBERG*
     Vice Presidents


INVESTMENT ADVISER
VAN KAMPEN AMERICAN CAPITAL
ASSET MANAGEMENT INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

INVESTMENT SUBADVISER

MORGAN STANLEY ASSET
MANAGEMENT INC.
1585 Broadway
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

SHAREHOLDER SERVICING AGENT

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, Missouri 64141-9256

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS LLP
200 E. Randolph Drive
Chicago, Illinois 60601


* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940.

(C) Van Kampen American Capital Distributors, Inc., 1998
    All Rights Reserved.
SM  denotes a service mark of Van Kampen American Capital Distributors, Inc.


                           TAX NOTICE TO SHAREHOLDERS

For the period January 1, 1998 to June 12, 1998, the Fund designated $8,962,857 as a 28% rate capital gain distribution and $2,249,169as 20% rate capital gain distribution.

                      TAX NOTICE TO CORPORATE SHAREHOLDERS

For the period January 1, 1998 to June 12, 1998 15.24% of the dividends taxable as ordinary income qualified for the 70% dividends received deduction for corporations.